UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

Rockefeller California Municipal Bond ETF

TICKER: RMCA (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$57	0.55%

Cumulative Performance

(Initial Investment of $10,000)

Rockefeller California Municipal Bond ETF
Bloomberg California Exempt Index
Bloomberg U.S. Municipal High Yield Bonds Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
08/12/2024
09/30/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller California Municipal Bond ETF	7.00%	1.90%
Bloomberg California Exempt Index	5.05%	2.26%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rockefelleretfs.com/rmca for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 7.00%, outperforming its benchmark by 1.95%, on a 1-year annualized basis, primarily due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

As of month-end, the Fund’s twelve month distribution yield was 4.53%, and credit fundamentals across the municipal market remain strong. The Fund maintains a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occasionally outweigh income.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$19,134
Number of Holdings	87
Total Advisory Fee Paid	$88,844
Portfolio Turnover Rate	146%

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
California Municipal Finance Authority, Call 07/01/32	2.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34	2.7%
Lammersville Joint Unified School District, STR, Call 09/01/32	2.7%
California Housing Finance Agency, FHA 542(C), Call 08/01/33	2.6%
California Housing Finance Agency, FHA, Call 02/01/34	2.6%
Downey Unified School District, GO, Call 08/01/33	2.4%
California School Facilities Financing Authority, AG	2.4%
Lompoc Valley Medical Center, GO, Call 09/08/26	2.4%
City of Los Angeles Department of Airports, Call 05/15/35	2.2%
California Public Finance Authority, Call 03/01/32	2.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmca.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Rockefeller Global Equity ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Rockefeller Global Equity ETF

TICKER: RGEF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$62	0.55%

Cumulative Performance

(Initial Investment of $10,000)

Rockefeller Global Equity ETF - $14,176
MSCI ACWI Index-Net Dividends - $13,580
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/25/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller Global Equity ETF	24.33%	21.87%
MSCI ACWI Index-Net Dividends	22.11%	18.94%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rockefelleretfs.com/rgef for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 24.33% versus its benchmark which returned 22.11%, both on a 1-year annualized basis (Fund outperformed its benchmark by 2.22%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, Information Technology and Financials were the leading contributors, while Communication Services and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, the top three leading contributors included Samsung Electronics, Advanced Micro Devices, and Applied Materials. Conversely, the three top leading detractors included Nintendo, Meta Platforms, and AutoZone.

Rockefeller Global Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$814,589
Number of Holdings	68
Total Advisory Fee Paid	$4,198,390
Portfolio Turnover Rate	13%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Technology
29.3%
Financials
18.9%
Industrials
15.7%
Communications
13.3%
Consumer Discretionary
6.7%
Energy
5.8%
Health Care
5.0%
Materials
3.3%
Utilities
1.6%
Cash & Other
0.4%

Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	5.7%
Microsoft Corp.	4.4%
Samsung Electronics Co. Ltd.	4.0%
Advanced Micro Devices, Inc.	3.8%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Meta Platforms, Inc. - Class A	2.7%
Shell PLC, ADR	2.6%
Applied Materials, Inc.	2.5%
Apple, Inc.	2.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rgef.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Rockefeller New York Municipal Bond ETF

TICKER: RMNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$57	0.55%

Cumulative Performance

(Initial Investment of $10,000)

Rockefeller New York Municipal Bond ETF
Bloomberg U.S. Municipal High Yield Bonds Index
Bloomberg New York Exempt Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
08/12/2024
09/30/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller New York Municipal Bond ETF	7.10%	2.51%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%
Bloomberg New York Exempt Index	5.57%	2.12%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rockefelleretfs.com/rmny for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 7.10%, outperforming its benchmark by 1.53%, on a 1-year annualized basis, primarily due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

As of month-end, the Fund’s twelve month distribution yield was 4.44%, and credit fundamentals remain strong across the municipal landscape. The Fund continues to pursue a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occur, but yield is expected to drive long-term performance.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$27,879
Number of Holdings	93
Total Advisory Fee Paid	$115,789
Portfolio Turnover Rate	80%

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35*	3.9%
Long Island Power Authority, Call 09/01/36	3.7%
New York City Municipal Water Finance Authority, Call 12/15/35	2.8%
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34	2.8%
New York State Dormitory Authority, SAW, Call 10/01/34	2.7%
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	2.7%
Ontario County Local Development Corp., Call 12/01/33	2.7%
New York Transportation Development Corp., Call 12/31/34	2.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	2.6%
City of New York, GO, Call 03/01/34	2.4%
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmny.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Rockefeller Opportunistic Municipal Bond ETF

TICKER: RMOP (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$58	0.55%

Cumulative Performance

(Initial Investment of $10,000)

Rockefeller Opportunistic Municipal Bond ETF
Bloomberg U.S. Municipal High Yield Bonds Index
Bloomberg 60% Tax-Exempt High Yield/
40% Bloomberg LB Investment Grade Municipal Index
$11,500
$11,000
$10,500
$10,000
$9,500
08/12/2024
09/30/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller Opportunistic Municipal Bond ETF	9.47%	4.91%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%
Bloomberg 60% Tax-Exempt High Yield/ 40% Bloomberg LB Investment Grade Municipal Index	6.30%	2.49%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rockefelleretfs.com/rmop for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 9.47%, outperforming its benchmark by 3.17%, on a 1-year annualized basis, due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

The market outlook remains constructive for municipals, especially high yield, with the Fund’s twelve month distribution yield at 5.30%. The Fund continues to pursue yield-driven total return using a bottom-up, credit-intensive approach, recognizing that short-term volatility may occur, but yield is expected to drive long-term performance.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$434,826
Number of Holdings	342
Total Advisory Fee Paid	$1,619,087
Portfolio Turnover Rate	84%

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Call 07/15/33*	2.5%
University of Kansas Hospital Authority, Call 03/01/36*	2.5%
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35*	2.4%
Worthington City School District, GO, Call 12/01/32	2.4%
Texas Transportation Finance Corp., Call 10/01/35	2.4%
Eagle Mountain & Saginaw Independent School District, GO, Call 08/15/35	2.4%
Medical University Hospital Authority, FHA INS, Call 11/15/32	2.3%
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34	2.3%
Weatherford College of the Parker County Junior College District, Call 08/01/34	2.3%
Pennsylvania State University, Call 09/01/35*	2.0%
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmop.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Rockefeller U.S. Small-Mid Cap ETF

TICKER: RSMC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992‑1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$79	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Rockefeller U.S. Small-Mid Cap ETF
Russell 2500 Index TR
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/10/2024
11/30/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
05/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller U.S. Small-Mid Cap ETF	9.60%	6.80%
Russell 2500 Index TR	30.64%	18.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rockefelleretfs.com/rsmc for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 9.60% versus its benchmark which returned 30.64%, both on a 1-year annualized basis (Fund underperformed its benchmark by 21.04%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the Russell 2500 Index, Industrials and Materials were the leading contributors, while Information Technology and Health Care were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the Russell 2500 Index, the top three leading contributors included StoneX Group, Sterling Infrastructure and DigitalOcean Holdings. Conversely, the three leading detractors included Badger Meter, Ollie’s Bargain Outlet, and StepStone Group.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$761,563
Number of Holdings	46
Total Advisory Fee Paid	$5,524,417
Portfolio Turnover Rate	60%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Industrials 30.2%
Financials 17.6%
Technology 16.1%
Consumer Discretionary 11.3%
Consumer Staples 7.5%
Health Care 6.5%
Real Estate 3.0%
Utilities 2.1%
Communications 1.9%
Materials 1.5%
Cash & Other 2.3%

Top Ten Holdings	(% of Total Net Assets)
HA Sustainable Infrastructure Capital, Inc.	3.8%
StoneX Group, Inc.	3.7%
FirstCash Holdings, Inc.	3.4%
TD SYNNEX Corp.	3.2%
RadNet, Inc.	3.2%
Jones Lang LaSalle, Inc.	3.0%
InterDigital, Inc.	2.9%
Korn Ferry	2.9%
BJ's Wholesale Club Holdings, Inc.	2.8%
SEI Investments Co.	2.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rsmc.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

 1

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ROCKEFELLER CALIFORNIA MUNICIPAL BOND ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$15,500	$19,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,500
( d ) All Other Fees	N/A	N/A

ROCKEFELLER GLOBAL EQUITY ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,500	$16,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,000
( d ) All Other Fees	N/A	N/A

ROCKEFELLER NEW YORK MUNICIPAL BOND ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$16,500	$19,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,500
( d ) All Other Fees	N/A	N/A

 2

ROCKEFELLER OPPORTUNISTIC MUNICIPAL BOND ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$16,500	$19,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,500
( d ) All Other Fees	N/A	N/A

ROCKEFELLER U.S. SMALL-MID CAP ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,500	$16,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2026	FYE 7/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	$17,500	$16,500
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

 3

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron, Lawrence Jules, and Ethan Powell.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 4

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026

Tidal Trust III

Rockefeller California Municipal Bond ETF	| RMCA | NYSE Arca, Inc.
Rockefeller Global Equity ETF	| RGEF | NYSE Arca, Inc.
Rockefeller New York Municipal Bond ETF	| RMNY | NYSE Arca, Inc.
Rockefeller Opportunistic Municipal Bond ETF	| RMOP | NYSE Arca, Inc.
Rockefeller U.S. Small-Mid Cap ETF	| RSMC | NYSE Arca, Inc.

Rockefeller ETFs

Rockefeller California Municipal Bond ETF

Schedule of Investments

July 31, 2026

		Maturity	Principal
MUNICIPAL BONDS & NOTES - 100.5%	Rate	Date	Amount	Value
California - 97.3%
Avenal Public Financing Authority, Call 09/08/26(a)	5.00%	09/01/2036	40,000	$39,446
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34(a)	5.25%	07/01/2054	500,000	512,987
California Community Choice Financing Authority, Call 02/01/35, Put 05/01/35(a)	5.00%	01/01/2056	180,000	181,837
California Community Choice Financing Authority, Call 04/01/35	5.00%	07/01/2035	250,000	270,332
California County Tobacco Securitization Agency, Call 08/24/26(b)	0.00%	06/01/2046	1,250,000	351,932
California County Tobacco Securitization Agency, Call 08/24/26(b)	0.00%	06/01/2050	100,000	22,806
California County Tobacco Securitization Agency, Call 09/08/26(c)	6.00%	06/01/2042	80,000	80,111
California Educational Facilities Authority, Call 09/08/26(a)	5.00%	10/01/2045	100,000	100,089
California Health Facilities Financing Authority, Call 08/15/26(a)	5.00%	08/15/2055	40,000	40,032
California Health Facilities Financing Authority, Call 09/08/26(a)	5.00%	10/01/2044	300,000	300,101
California Housing Finance Agency, FHA , Call 02/01/34(a)	4.65%	02/01/2056	500,000	489,933
California Housing Finance Agency, FHA 542(C), Call 08/01/33(a)	5.00%	08/01/2055	500,000	503,177
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(c)(d)	5.13%	07/01/2054	300,000	273,338
California Infrastructure & Economic Development Bank, Call 12/01/34(a)(d)	5.00%	12/01/2054	250,000	241,394
California Infrastructure & Economic Development Bank, Call 07/01/36	5.00%	07/01/2056	250,000	256,410
California Infrastructure & Economic Development Bank, Call 07/01/36	5.50%	07/01/2056	250,000	266,235
California Municipal Finance Authority, CA MTG , Call 08/29/26(a)	5.00%	05/15/2047	250,000	250,765
California Municipal Finance Authority, Call 08/29/26(a)	5.00%	11/01/2040	45,000	43,957
California Municipal Finance Authority, Call 11/01/26(a)	5.25%	11/01/2047	250,000	244,358
California Municipal Finance Authority, Call 06/01/28(a)(d)	5.00%	06/01/2048	150,000	142,758
California Municipal Finance Authority, Call 09/01/30(a)	4.00%	09/01/2050	200,000	160,505
California Municipal Finance Authority, Call 10/01/30(a)(d)	5.00%	10/01/2049	50,000	48,230
California Municipal Finance Authority, Call 07/01/31(a)	4.00%	07/01/2055	150,000	115,613
California Municipal Finance Authority, Call 01/01/32(a)(c)(d)	5.38%	01/01/2055	250,000	248,191
California Municipal Finance Authority, Call 07/01/32(a)	5.50%	07/01/2060	500,000	526,062
California Municipal Finance Authority, Call 03/01/36(a)	5.50%	09/01/2060	105,000	111,545
California Municipal Finance Authority, Call 09/01/36(a)	5.25%	09/01/2055	250,000	251,319
California Municipal Finance Authority, Call 09/01/36(a)	6.00%	09/01/2056	250,000	266,013
California Municipal Finance Authority(e)	5.00%	10/01/2031	10,000	10,637
California Municipal Finance Authority(e)	5.35%	06/20/2046	250,000	263,179
California Public Finance Authority, Call 06/01/31(a)	6.50%	06/01/2054	175,000	168,498

California Public Finance Authority, Call 03/01/32(a)(c)(d)	6.63%	03/01/2065	400,000	415,073
California Public Finance Authority, Call 06/01/32(a)(c)(d)	6.63%	06/01/2065	150,000	158,413
California School Facilities Financing Authority, AG(a)(b)	0.00%	08/01/2049	1,500,000	460,673
California School Finance Authority, Call 09/08/26(a)(d)	5.00%	07/01/2036	250,000	246,345
California School Finance Authority, Call 09/08/26(a)(d)	5.00%	08/01/2036	275,000	275,010
California School Finance Authority, Call 09/08/26(a)(d)	5.00%	08/01/2045	70,000	67,601
California School Finance Authority, Call 07/01/28(a)(d)	5.00%	07/01/2045	300,000	291,659
California School Finance Authority, Call 08/01/28(a)(d)	5.00%	08/01/2038	40,000	40,137
California School Finance Authority, Call 07/01/29(a)(d)	5.00%	07/01/2049	225,000	220,800
California School Finance Authority, Call 10/01/30(a)(d)	5.00%	10/01/2042	25,000	24,867
California School Finance Authority, Call 06/01/31(a)(d)	5.00%	06/01/2043	280,000	273,002
California School Finance Authority, SAW, Call 07/01/32(a)(d)	5.60%	07/01/2064	150,000	138,659
California School Finance Authority, ST INTERCEPT, Call 05/01/27(a)(c)(d)	5.88%	05/01/2047	200,000	200,120
California State Public Works Board, Call 09/01/35	5.00%	09/01/2050	250,000	261,167
California State University, Call 11/01/35(a)	5.25%	11/01/2056	300,000	319,309
California Statewide Communities Development Authority, AG, Call 08/15/32(a)(c)	5.25%	08/15/2052	300,000	301,908
California Statewide Communities Development Authority, CA MTG, Call 07/01/32(a)(c)	5.00%	07/01/2055	250,000	251,586
California Statewide Communities Development Authority, CA MTG, Call 04/01/33(a)	5.00%	04/01/2056	250,000	251,633
California Statewide Communities Development Authority, Call 08/29/26(a)	5.25%	12/01/2044	90,000	90,020
California Statewide Communities Development Authority, Call 08/29/26(a)	5.50%	12/01/2054	290,000	290,054
California Statewide Communities Development Authority, Call 09/08/26(a)	5.25%	12/01/2056	150,000	150,010
California Statewide Communities Development Authority, Call 06/01/28(a)(d)	5.25%	12/01/2043	25,000	25,313
California Statewide Communities Development Authority, STR, Call 09/01/30(a)	5.00%	09/01/2043	180,000	182,732
California Statewide Communities Development Authority, STR, Call 09/01/33(a)	5.00%	09/01/2056	200,000	192,931
California Statewide Financing Authority, Call 09/08/26(c)	6.00%	05/01/2037	90,000	91,609
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.50%	05/15/2055	400,000	419,506
City of Oakland, CA, STR, Call 09/01/32(a)(c)	5.25%	09/01/2055	250,000	251,575
County of Sacramento, CA Airport System Revenue, Call 07/01/35(a)	5.25%	07/01/2050	250,000	259,033
Downey Unified School District, GO, Call 08/01/33(a)(c)	4.00%	08/01/2052	500,000	465,126
Lammersville Joint Unified School District, STR, Call 09/01/32(a)(c)	5.25%	09/01/2055	500,000	509,685
Lammersville Joint Unified School District, STR, Call 09/01/33(a)(c)	5.00%	09/01/2056	350,000	337,628
Lompoc Valley Medical Center, GO, Call 09/08/26(a)(c)	4.00%	08/01/2037	500,000	454,168
Los Angeles Department of Water & Power, Call 07/01/34	5.25%	07/01/2054	250,000	257,321
Mountain House Community Facilities District, STR, Call 09/01/31(a)(c)	5.25%	09/01/2055	250,000	251,107

M-S-R Energy Authority(a)(c)	6.13%	11/01/2029	20,000	20,771
Pajaro Valley Health Care District, GO, Call 09/01/34(a)	5.00%	09/01/2054	295,000	275,208
Poway Unified School District Public Financing Authority, STR, Call 09/08/26(a)	5.00%	10/01/2041	40,000	40,019
River Islands Public Financing Authority, STR, Call 09/01/36(b)	0.00%	09/01/2062	1,450,000	215,265
Romoland School District, STR, Call 09/01/33(a)(c)	5.00%	09/01/2056	250,000	246,759
Sacramento City Unified School District, GO, Call 08/01/35(a)	5.00%	08/01/2054	155,000	156,340
San Diego County Regional Airport Authority, BAM-TCRS, Call 07/01/31(a)	4.00%	07/01/2056	250,000	212,630
San Diego County Regional Airport Authority, Call 09/08/26(a)	5.00%	07/01/2044	150,000	150,110
San Diego County Regional Airport Authority, Call 07/01/35(a)	5.50%	07/01/2055	250,000	262,342
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/29(a)	5.00%	05/01/2050	250,000	250,632
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	250,000	258,090
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	250,000	257,910
San Joaquin County Community Facilities District, STR, Call 09/01/33(a)	5.00%	09/01/2051	250,000	241,853
Silicon Valley Tobacco Securitization Authority, Call 09/08/26(b)	0.00%	06/01/2036	440,000	254,719
Silicon Valley Tobacco Securitization Authority, Call 09/08/26(b)	0.00%	06/01/2041	500,000	190,085
Stanislaus Regional Housing Authority, Call 06/01/36(a)	5.25%	06/01/2056	100,000	102,132
Washington Township Health Care District, GO, Call 08/29/26(a)(c)	5.00%	08/01/2043	275,000	275,053
				18,617,488
Puerto Rico - 3.2%
Children’s Trust Fund, Call 09/08/26(c)	5.50%	05/15/2039	180,000	182,616
Children’s Trust Fund, Call 09/08/26(c)	5.63%	05/15/2043	210,000	212,816
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(c)	4.55%	07/01/2040	27,000	26,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(c)	4.75%	07/01/2053	45,000	42,786
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(c)	4.78%	07/01/2058	150,000	142,013
				606,987

TOTAL MUNICIPAL BONDS & NOTES (Cost $19,202,502)				19,224,475

TOTAL INVESTMENTS - 100.5% (Cost $19,202,502)				$19,224,475
Liabilities in Excess of Other Assets - (0.5)%				(89,979)
TOTAL NET ASSETS - 100.0%				$19,134,496

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
GO	General Obligation
SAW	State Aid Withholding

ST	Special Tax

TCRS	Transferable Custody Receipts

(a)	Sinkable security.

(b)	Zero coupon bond issued at a discount.

(c)	Fixed coupon bond issued at a discount.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $3,330,910 or 17.3% of the Fund’s net assets.
(e)	At maturity security. Interest is paid in full at the maturity date.

Rockefeller Global Equity ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Banking - 8.9%
JPMorgan Chase & Co.	42,551	$14,969,016
Lloyds Banking Group PLC	8,087,654	12,483,904
Mitsubishi UFJ Financial Group, Inc.	578,025	12,963,588
Oversea-Chinese Banking Corp. Ltd.	702,001	15,928,719
Svenska Handelsbanken AB - Class A	385,485	5,885,313
Swedbank AB - Class A	256,806	10,256,089
		72,486,629
Consumer Discretionary Products - 0.8%
Ferrari NV	15,893	6,259,776

Financial Services - 5.3%
AerCap Holdings NV	87,968	13,274,371
American Express Co.	25,901	8,709,211
Experian PLC	195,886	7,354,820
Visa, Inc. - Class A	38,493	14,093,442
		43,431,844
Health Care - 5.0%
AstraZeneca PLC	30,962	5,252,394
Becton Dickinson & Co.	35,725	5,916,774
Eli Lilly & Co.	10,487	12,047,885
Intuitive Surgical, Inc.(a)	10,035	3,545,667
Lonza Group AG	9,222	6,408,267
Roche Holding AG	17,639	7,709,227
		40,880,214
Industrial Products - 13.3%
Atlas Copco AB - Class A	387,179	8,161,603
Boeing Co.(a)	45,249	9,780,119
Carrier Global Corp.	71,734	4,433,878
Epiroc AB - Class A	221,191	5,659,615
GE Aerospace	46,496	16,741,815
GE Vernova, Inc.	13,542	13,410,507
Hitachi Ltd.	236,908	7,836,674
Keyence Corp.	24,200	12,333,679
Keysight Technologies, Inc.(a)	34,032	10,858,931
Rolls-Royce Holdings PLC	347,498	6,864,100
Schneider Electric SE	17,650	5,880,964
Siemens AG	19,883	6,466,007
		108,427,892
Industrial Services - 2.4%
RELX PLC	160,306	5,624,129
Rentokil Initial PLC	1,208,021	5,605,394
Republic Services, Inc. - Class A	40,660	8,560,963
		19,790,486

Insurance - 4.7%
AIA Group Ltd.	1,182,411	11,949,866
Allstate Corp.	37,850	9,995,428
Reinsurance Group of America, Inc.	68,810	16,297,649
		38,242,943
Materials - 3.3%
Compagnie de Saint-Gobain SA	55,679	5,206,914
Heidelberg Materials AG	32,385	5,998,947
Linde PLC	23,610	11,294,552
Shin-Etsu Chemical Co. Ltd.	120,349	4,383,885
		26,884,298
Media - 10.3%
Alphabet, Inc. - Class A	131,409	46,798,687
Meta Platforms, Inc. - Class A	39,900	22,212,729
Tencent Holdings Ltd., ADR	151,023	9,277,343
Uber Technologies, Inc.(a)	73,011	5,137,054
		83,425,813
Oil & Gas - 5.8%
Kinder Morgan, Inc.	393,771	12,671,551
Shell PLC, ADR	230,515	21,202,770
TotalEnergies SE, ADR	154,611	13,584,122
		47,458,443
Retail & Wholesale - Discretionary - 5.9%
Alibaba Group Holding Ltd., ADR	67,950	8,306,887
Amazon.com, Inc.(a)	110,841	30,102,199
AutoZone, Inc.(a)	3,235	9,757,569
		48,166,655
Software & Tech Services - 4.4%
Microsoft Corp.	77,809	36,159,398

Tech Hardware & Semiconductors - 24.9%
Advanced Micro Devices, Inc.(a)	65,705	31,285,436
Apple, Inc.	57,293	17,698,381
Applied Materials, Inc.	40,130	20,372,797
ASML Holding NV	6,001	9,775,629
Broadcom, Inc.	29,652	11,542,930
MKS, Inc.	25,204	7,496,930
Murata Manufacturing Co. Ltd.	238,610	11,113,404
Nintendo Co. Ltd.	162,036	7,814,567
NVIDIA Corp.	147,556	29,621,867
Samsung Electronics Co. Ltd.	175,977	32,400,899
Sony Group Corp.	339,368	8,071,513
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,463	15,144,418
		202,338,771

Telecommunications - 3.0%
AT&T, Inc.	392,021	9,114,488
KDDI Corp.	435,300	7,985,626
KT Corp., ADR	398,966	7,217,295
		24,317,409

Utilities - 1.6%
CMS Energy Corp.	112,506	8,099,307
NextEra Energy, Inc.	58,667	5,099,336
		13,198,643
TOTAL COMMON STOCKS (Cost $447,080,763)		811,469,214

TOTAL INVESTMENTS - 99.6% (Cost $447,080,763)		$811,469,214
U.S. Bank Money Market Deposit Account - 1.1%(b)		$8,927,066
Liabilities in Excess of Other Assets - (0.7)%		(5,807,395)
TOTAL NET ASSETS - 100.0%		$814,588,885

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 2.6%.

Rockefeller New York Municipal Bond ETF

Schedule of Investments

July 31, 2026

			Principal
MUNICIPAL BONDS & NOTES - 107.4%	Rate	Maturity Date	Amount	Value
American Samoa - 0.9%
American Samoa Economic Development Authority, Call 09/01/35(a)(b)(c)	5.25%	09/01/2045	250,000	$247,667

New York - 102.8%
Brooklyn Arena Local Development Corp., AG, Call 01/15/27(b)	3.00%	07/15/2043	400,000	300,371
Broome County Local Development Corp., AG, Call 04/01/30(a)	4.00%	04/01/2050	500,000	433,051
Buffalo & Erie County Industrial Land Development Corp., Call 09/08/26(a)	5.00%	07/01/2040	15,000	14,233
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/2052	75,000	70,578
Build NYC Resource Corp., Call 09/08/26(a)(b)	5.88%	07/01/2038	110,000	103,409
Build NYC Resource Corp., Call 09/08/26(a)	5.00%	06/01/2043	50,000	50,021
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/2042	65,000	49,949
Build NYC Resource Corp., Call 06/01/30(a)(b)(c)	5.75%	06/01/2062	200,000	188,888
Build NYC Resource Corp., Call 07/01/32(a)(c)	6.00%	07/01/2060	500,000	500,599
Build NYC Resource Corp., Call 06/15/35(a)(b)	5.75%	06/15/2060	250,000	247,611
Build NYC Resource Corp., Call 07/01/35(a)	5.50%	07/01/2055	500,000	508,724
Build NYC Resource Corp., Call 12/01/35(a)(b)	5.50%	12/01/2051	250,000	260,755
Chautauqua Tobacco Asset Securitization Corp., Call 09/08/26(a)	5.00%	06/01/2034	450,000	423,787
Chautauqua Tobacco Asset Securitization Corp., Call 09/08/26(a)(b)	5.00%	06/01/2048	50,000	38,461
City of New York, GO, Call 03/01/34(a)	5.25%	03/01/2053	650,000	668,854
City of New York, GO, Call 08/01/36(a)	5.25%	02/01/2053	500,000	518,161
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)(c)	5.00%	07/01/2046	200,000	204,027
Dobbs Ferry Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2039	250,000	246,228
Erie Tobacco Asset Securitization Corp., Call 09/08/26(b)	5.00%	06/01/2045	100,000	78,479
Genesee County Funding Corp., Call 12/01/35(a)	5.50%	12/01/2055	250,000	257,676
Geneva Development Corp., Call 02/01/36(a)	5.00%	02/01/2056	500,000	490,323
Hempstead Town Local Development Corp, Call 09/08/26(a)	5.00%	07/01/2039	125,000	125,020
Hempstead Town Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2029	155,000	155,017
Hempstead Town Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2044	100,000	99,716
Long Island Power Authority, Call 09/01/34(a)	5.25%	09/01/2054	265,000	274,870
Long Island Power Authority, Call 09/01/36(a)	5.25%	09/01/2056	1,000,000	1,041,663
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/2051	695,000	712,259
Monroe County Industrial Development Corp., Call 09/08/26(a)	5.00%	12/01/2037	75,000	75,012
Monroe County Industrial Development Corp., Call 09/08/26(a)	5.00%	12/01/2042	205,000	205,012
Monroe County Industrial Development Corp., Call 07/01/34(a)(c)	5.00%	07/01/2059	140,000	119,740
MTA Hudson Rail Yards Trust Obligations, Call 08/29/26	5.00%	11/15/2051	250,000	249,986
Nassau County Industrial Development Agency, SPA, Call 09/01/26, Put 08/08/26(d)	2.95%	01/01/2034	550,000	550,000
Nassau County Local Economic Assistance Corp., Call 09/08/26	5.00%	07/01/2028	385,000	386,749
New York City Housing Development Corp., Call 11/01/32(a)	5.13%	11/01/2055	500,000	498,661
New York City Housing Development Corp., Call 05/01/33(a)	5.20%	11/01/2050	400,000	405,717
New York City Municipal Water Finance Authority, Call 12/15/35	5.00%	06/15/2055	750,000	768,473
New York City Municipal Water Finance Authority, SPA, Call 08/10/26, Put 08/08/26(d)	2.95%	06/15/2056	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 08/10/26, Put 08/08/26(a)(d)	3.05%	08/01/2042	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35(a)(c)(d)(e)	5.50%	05/01/2050	1,000,000	1,077,260
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/36(a)	5.50%	11/01/2054	250,000	267,563
New York Convention Center Development Corp, Call 11/15/36	5.00%	11/15/2046	500,000	525,234
New York Counties Tobacco Trust IV, Call 08/24/26(b)	5.00%	06/01/2038	25,000	21,706
New York Counties Tobacco Trust IV, Call 08/24/26(b)	5.00%	06/01/2042	20,000	16,042
New York Counties Tobacco Trust IV, Call 08/24/26(b)	5.00%	06/01/2045	330,000	240,392
New York Counties Tobacco Trust VI, Call 08/24/26(a)	5.00%	06/01/2041	100,000	100,023

New York Counties Tobacco Trust VI, Call 08/24/26(b)	3.75%	06/01/2045	140,000	98,231
New York Liberty Development Corp., Call 08/29/26(a)	5.38%	11/15/2040	500,000	500,596
New York Liberty Development Corp., Call 08/29/26(a)(c)	7.25%	11/15/2044	300,000	300,623
New York State Dormitory Authority, Call 09/08/26	5.00%	07/01/2028	65,000	65,115
New York State Dormitory Authority, Call 09/08/26	5.00%	07/01/2032	45,000	45,069
New York State Dormitory Authority, Call 07/01/29(a)	4.00%	07/01/2050	230,000	198,889
New York State Dormitory Authority, Call 07/01/30(a)	4.00%	07/01/2052	250,000	221,128
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/2054	500,000	526,507
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	524,207
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	519,754
New York State Dormitory Authority, Call 09/15/35(a)	5.50%	03/15/2053	500,000	533,236
New York State Dormitory Authority, Call 09/15/35(a)	5.00%	03/15/2055	250,000	255,096
New York State Dormitory Authority, SAW, Call 10/01/34(a)	5.00%	10/01/2055	750,000	765,465
New York State Housing Finance Agency, Call 08/08/26, Put 08/15/26(d)	2.10%	05/01/2044	200,000	200,000
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.88%	11/01/2053	180,000	179,278
New York State Housing Finance Agency, SONYMA, Call 11/01/32(a)	4.95%	05/01/2056	250,000	249,068
New York State Thruway Authority, Call 01/01/30(a)	4.00%	01/01/2050	500,000	436,031
New York State Thruway Authority, Call 01/01/36(a)	5.00%	01/01/2056	500,000	509,494
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	200,000	130,943
New York Transportation Development Corp., AG-CR, Call 09/08/26(a)	5.25%	01/01/2050	220,000	219,998
New York Transportation Development Corp., Call 09/08/26(a)	5.00%	07/01/2041	165,000	165,023
New York Transportation Development Corp., Call 09/08/26(a)	5.25%	01/01/2050	280,000	279,709
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/2054	100,000	103,202
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/2060	500,000	503,846
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	750,000	759,304
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/2044	25,000	16,248
Onondaga Civic Development Corp., Call 09/08/26(a)	5.00%	10/01/2040	250,000	215,856
Onondaga Civic Development Corp., Call 09/08/26(a)	5.00%	07/01/2045	40,000	39,621
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/2056	600,000	643,531
Ontario County Local Development Corp., Call 12/01/33(a)(c)	6.50%	12/01/2045	750,000	761,516
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/2052	500,000	503,941
Saratoga County Capital Resource Corp., Call 07/01/35(a)	5.00%	07/01/2047	500,000	519,670
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	762,721
Tompkins County Development Corp., Call 09/08/26(a)	5.00%	07/01/2034	150,000	150,115
Tompkins County Development Corp., Call 09/08/26(a)	5.00%	07/01/2044	90,000	90,027
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34(a)	5.25%	05/15/2064	750,000	768,011
Triborough Bridge & Tunnel Authority, Call 05/15/31(a)	4.00%	05/15/2056	250,000	217,383
Triborough Bridge & Tunnel Authority, Call 05/15/34(a)	5.25%	05/15/2054	250,000	258,732
Trust for Cultural Resources of The City of New York, Call 08/29/26(a)	4.00%	07/01/2046	250,000	219,431
Westchester County Local Development Corp., Call 07/01/27(a)(c)	5.00%	07/01/2036	510,000	518,669
Westchester County Local Development Corp., Call 12/01/33(a)(b)(c)	6.50%	12/01/2065	250,000	258,005
Westchester Tobacco Asset Securitization Corp, Call 06/01/27(b)	5.13%	06/01/2051	75,000	64,609
				28,668,198
Puerto Rico - 3.7%
Children’s Trust Fund, Call 09/08/26(b)	5.50%	05/15/2039	195,000	197,834
Children’s Trust Fund, Call 09/08/26(b)	5.63%	05/15/2043	230,000	233,085
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.54%	07/01/2053	12,000	11,068
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.75%	07/01/2053	113,000	107,440
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.78%	07/01/2058	500,000	473,378
				1,022,805

TOTAL MUNICIPAL BONDS & NOTES (Cost $29,823,820)				29,938,670

TOTAL INVESTMENTS - 107.4% (Cost $29,823,820)	$29,938,670
Floating Rate Note Obligations - (2.7)%	(750,000)
Liabilities in Excess of Other Assets - (4.7)%	(1,309,671)
TOTAL NET ASSETS - 100.0%	$27,878,999

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
GO	General Obligation
SAW	State Aid Withholding
SONY
MA	State of New York Mortgage Agency

(a)	Sinkable security.

(b)	Fixed coupon bond issued at a discount.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $4,176,994 or 15.0% of the Fund’s net assets.

(d)	Adjustable rate security. Rate disclosed is as of July 31, 2026.

(e)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

July 31, 2026

MUNICIPAL BONDS & NOTES - 114.6%	Rate	Maturity Date	Principal Amount	Value
Alaska - 0.8%
Municipality of Anchorage, AG, Call 02/01/36(a)(b)	5.00%	02/01/2061	1,500,000	$1,477,118
Municipality of Anchorage, AG, Call 02/01/36(a)(b)	5.00%	02/01/2067	2,000,000	1,964,425
				3,441,543
Arizona - 3.5%
Arizona Industrial Development Authority, Call 07/01/27(a)(b)(c)	5.75%	07/01/2047	110,000	105,200
Arizona Industrial Development Authority, Call 07/01/27(a)(b)(c)	5.88%	07/01/2052	105,000	98,537
Arizona Industrial Development Authority, Call 07/01/31(a)(b)(c)	5.75%	07/01/2061	455,000	442,674
Arizona Industrial Development Authority, Call 02/01/32(a)(b)(c)	6.88%	02/01/2065	1,000,000	992,058
Estrella Mountain Ranch Community Facilities District, SA, Call 07/01/35(a)	5.80%	07/01/2049	450,000	447,421
Glendale Industrial Development Authority, Call 08/29/26(a)	5.00%	11/15/2045	2,400,000	2,053,169
Industrial Development Authority of the City of Phoenix, Call 12/01/33(a)(b)	5.25%	12/01/2060	4,000,000	3,778,898
Industrial Development Authority of the County of Pima, Call 11/01/27(a)(c)	6.50%	11/01/2047	970,000	939,819
La Paz County Industrial Development Authority, Call 02/15/28(a)	5.00%	02/15/2048	50,000	47,843
Maricopa County & Phoenix Industrial Development Authorities, GNMA,
FNMA, FHLMC, Call 03/01/33(a)	6.25%	03/01/2055	275,000	302,424
Sierra Vista Industrial Development Authority, Call 06/15/31(a)(b)(c)	5.75%	06/15/2064	3,450,000	3,098,287
Sierra Vista Industrial Development Authority, Call 06/15/31(a)(b)(c)	6.25%	06/15/2066	805,000	772,592
Superstition Vistas Community Facilities District No 1, SA, Call 07/01/36(a)	6.00%	07/01/2050	802,000	802,285
Superstition Vistas Community Facilities District No 2, SA, Call 07/01/36(a)	6.13%	07/01/2050	896,000	887,141
Superstition Vistas Community Facilities District No 2, SA, Call 07/01/36(a)	6.15%	07/01/2051	458,000	450,998
				15,219,346
Arkansas - 0.4%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(a)	5.00%	01/01/2055	935,000	978,109
Fayetteville Public Facilities Board, Call 12/01/33(a)	5.50%	12/01/2054	500,000	508,873
Pulaski County Public Facilities Board, Call 09/08/26	5.00%	12/01/2031	5,000	5,004
Pulaski County Public Facilities Board, Call 09/08/26(a)	5.00%	12/01/2042	210,000	210,093
				1,702,079
California - 9.5%
California County Tobacco Securitization Agency, Call 08/24/26(d)	0.00%	06/01/2046	3,750,000	1,055,796
California County Tobacco Securitization Agency, Call 09/08/26(b)	6.00%	06/01/2042	225,000	225,312
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.13%	07/01/2054	1,200,000	1,093,351
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(b)(c)	5.25%	07/01/2064	500,000	453,449
California Municipal Finance Authority, Call 11/01/34(a)(c)	5.38%	11/01/2045	775,000	787,002
California Public Finance Authority, Call 06/01/31(a)(b)	6.38%	06/01/2059	1,500,000	1,406,402
California Public Finance Authority, Call 03/01/32(a)(b)(c)	6.63%	03/01/2065	2,465,000	2,557,889
California Public Finance Authority, Call 06/01/32(a)(b)(c)	6.63%	06/01/2065	1,430,000	1,510,200
California Statewide Communities Development Authority, Call 09/02/33(a)(b)(c)	6.63%	09/02/2062	1,165,000	1,178,625
California Statewide Financing Authority, Call 09/08/26(b)	6.00%	05/01/2043	200,000	200,421
City of Los Angeles Department of Airports, Call 05/15/35(a)(c)(e)(f)	5.50%	05/15/2055	8,000,000	8,489,360
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	1,000,000	1,032,360

San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)(c)(e)(f)	5.50%	05/01/2055	10,000,000	10,631,600
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 09/08/26(a)	5.00%	08/01/2043	60,000	60,028
Silicon Valley Tobacco Securitization Authority, Call 09/08/26(d)	0.00%	06/01/2036	3,535,000	2,046,433
Southern California Public Power Authority, Call 07/01/36(a)(c)(e)(f)	5.25%	07/01/2053	8,000,000	8,515,040
Washington Township Health Care District, GO, Call 08/29/26(a)(b)	5.00%	08/01/2043	105,000	105,020
				41,348,288
Colorado - 6.5%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/2054	1,000,000	995,204
Bent Grass Metropolitan District, GO, Call 12/01/30(a)(c)	5.75%	12/01/2054	1,000,000	1,021,746
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/15/2054	750,000	736,900
Colorado Educational & Cultural Facilities Authority, Call 07/01/35(a)(b)(c)	6.00%	07/01/2055	2,525,000	2,543,774
Colorado Health Facilities Authority, Call 09/08/26(a)	5.00%	05/15/2045	135,000	135,039
Colorado Health Facilities Authority, Call 06/15/35(a)	7.00%	06/15/2055	4,150,000	3,980,504
Colorado State University Research Foundation, Call 03/01/36(a)(b)(c)	5.50%	03/01/2065	750,000	729,581
Cottonwood Creek Metropolitan District No. 5, GO, Call 09/01/30(a)(c)	0.00%	12/01/2055	1,000,000	808,275
County of Routt, Call 06/01/36(a)	5.50%	06/01/2056	750,000	768,573
Creekwalk Marketplace Business Improvement District, Call 12/01/29(a)	6.00%	12/01/2054	875,000	874,449
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/2054	1,000,000	962,176
Dominion Water & Sanitation District, Call 12/01/28(a)	5.88%	12/01/2052	1,600,000	1,636,872
Fraser Housing Authority, Call 12/01/31(a)(b)(c)	6.13%	12/01/2065	1,500,000	1,522,364
Green Valley Ranch East Metropolitan District No. 9, GO, Call 12/01/30(a)	0.00%	12/01/2055	995,000	824,769
Palisade Metropolitan District No. 2, Call 12/01/29(a)(c)	5.88%	12/15/2054	1,000,000	983,768
Pinery Commercial Metropolitan District No 2, GO, Call 03/01/30(a)(c)	6.25%	12/05/2056	1,400,000	1,220,587
Piney Lake Trails Metropolitan District No. 1, GO, Call 12/01/33(a)	5.88%	12/01/2055	645,000	646,808
Pinnacle Farms Metropolitan District No. 1, GO, Call 09/01/30(c)	8.75%	12/15/2055	1,051,000	1,032,071
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(a)	6.00%	12/01/2054	750,000	753,293
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/2054	546,000	536,463
Smith Metropolitan District No 3, GO, Call 06/01/31(a)	6.00%	12/01/2055	1,000,000	1,000,156
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/2054	500,000	489,694
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(a)(c)	0.00%	09/20/2054	1,000,000	749,215
Sterling Ranch Community Authority Board, Call 12/01/30	6.88%	12/15/2055	550,000	548,927
Trevenna Metropolitan District, GO, Call 12/01/29(a)	5.75%	12/01/2054	505,000	489,596
Vail Home Partners Corp., Call 04/01/35(a)(b)(c)	5.88%	10/01/2055	500,000	513,303
Village Metropolitan District, GO, Call 09/01/30(a)(b)	5.75%	12/01/2055	1,000,000	1,008,275
Weems Neighborhood Metropolitan District, GO, Call 06/01/30(a)(c)	5.88%	12/01/2055	800,000	814,272
				28,326,654
Connecticut - 0.7%
Connecticut State Health & Educational Facilities Authority, Call 12/15/33(a)(b)	6.38%	12/15/2061	1,200,000	1,209,900
Stamford Housing Authority, Call 10/01/32(a)	6.50%	10/01/2055	1,000,000	1,033,501
Stamford Housing Authority, Call 10/01/32(a)(b)	6.25%	10/01/2060	1,000,000	1,011,072
				3,254,473
Delaware - 1.1%
Delaware State Economic Development Authority, AG, Call 09/08/26(a)	5.00%	10/01/2039	50,000	50,058
Delaware State Economic Development Authority, Call 09/08/26(a)	5.00%	10/01/2036	305,000	297,695
Delaware State Economic Development Authority, Call 07/01/32(a)(b)(c)	6.00%	07/01/2065	1,465,000	1,457,395
Delaware State Economic Development Authority, Call 02/01/36(a)(b)	5.75%	02/01/2056	600,000	576,331
Delaware State Economic Development Authority, Call 02/01/36(a)(b)	5.75%	02/01/2061	450,000	427,160
Delaware Transportation Authority, Call 08/29/26(a)	5.00%	06/01/2055	2,000,000	1,999,974
				4,808,613

District of Columbia - 2.5%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Call 07/15/33(a)(c)(e)(f)	5.25%	07/15/2053	10,640,000	11,043,256

Florida - 6.5%
Alachua County Health Facilities Authority, Call 09/08/26(a)	5.00%	12/01/2044	825,000	825,454
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(a)(c)	5.25%	05/01/2055	1,000,000	969,808
Capital Projects Finance Authority, Call 06/15/29(a)(c)	5.00%	06/15/2054	500,000	450,831
Capital Projects Finance Authority, Call 06/15/30(a)(b)(c)	6.75%	06/15/2065	2,000,000	2,002,849
Capital Projects Finance Authority, Call 03/01/32(a)(b)(c)	7.13%	01/01/2065	2,000,000	2,103,278
Capital Trust Authority, Call 12/01/29(a)(c)	6.88%	12/01/2044	1,000,000	1,048,211
Capital Trust Authority, Call 06/15/30(a)(b)(c)	5.25%	06/15/2059	500,000	448,099
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2054	1,500,000	1,330,128
Capital Trust Authority, Call 07/01/31(a)(c)	5.25%	07/01/2059	1,000,000	875,517
Capital Trust Authority, Call 06/01/32(a)(c)	5.00%	06/01/2054	250,000	227,707
Charlotte County Industrial Development Authority, Call 10/01/33(a)(c)	6.13%	10/01/2055	500,000	511,606
City of Lake Helen, Call 07/15/28(a)(b)(c)	5.38%	07/15/2038	700,000	677,916
City of Pensacola FL Airport Revenue, Call 10/01/35(a)	5.50%	10/01/2055	2,155,000	2,225,017
City of Venice, Call 01/01/32(a)(c)	5.63%	01/01/2060	750,000	743,332
Edgewater West Community Development District, SA, Call 11/01/34(a)(b)	5.50%	05/01/2054	1,000,000	964,482
Florida Development Finance Corp., Call 06/30/28(a)(c)	4.00%	06/30/2056	705,000	494,118
Florida Higher Educational Facilities Financing Authority, Call 07/01/33(a)(c)	6.25%	07/01/2055	2,000,000	2,022,116
Florida Local Government Finance Commission, Call 06/15/32(a)(b)(c)	6.13%	06/15/2065	1,500,000	1,504,564
Florida Local Government Finance Commission, Call 07/01/32(a)(b)(c)	6.00%	07/01/2060	1,000,000	1,009,940
Florida Local Government Finance Commission, Call 11/15/32(a)(b)(c)	6.88%	11/15/2064	1,165,000	1,226,925
Florida Local Government Finance Commission, Call 10/01/33(a)(b)	5.88%	10/01/2061	355,000	343,239
Gas Worx Community Development District, SA, Call 11/01/35(a)(c)	6.00%	05/01/2057	1,195,000	1,206,314
Highlands County School Board, BAM, Call 09/08/26(a)	5.00%	09/01/2041	50,000	50,054
Hillsborough County Aviation Authority Customer Facility Charge, Call 09/03/26(a)	5.00%	10/01/2044	90,000	90,036
Miami-Dade County Expressway Authority, Call 09/08/26(a)(b)	5.00%	07/01/2040	480,000	481,979
Miami-Dade County Industrial Development Authority, Call 07/01/29(a)(b)(c)	5.50%	07/01/2061	1,185,000	1,063,255
Normandy Community Development District, SA, Call 11/01/34(a)(b)(c)	5.55%	05/01/2054	95,000	89,282
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	135,000	148,831
Palm Beach County Health Facilities Authority, Call 05/15/30(a)(b)	7.63%	05/15/2058	285,000	314,799
Parrish Lakes II Community Development District, SA, Call 11/01/34(a)(c)	5.45%	05/01/2054	1,260,000	1,225,272
Pioneer Ranch Community Development District, SA, Call 11/01/34(a)(c)	5.30%	05/01/2055	955,000	939,860
Poitras East Community Development District, SA, Call 05/01/35(a)	6.10%	05/01/2055	855,000	864,787
				28,479,606
Georgia - 0.5%
Atlanta Development Authority, TAR, Call 04/01/29(c)	5.50%	04/01/2039	1,000,000	1,015,045
Development Authority for Fulton County, Call 09/08/26(a)	5.00%	07/01/2044	1,000,000	1,002,761
				2,017,806
Hawaii - 1.7%
State of Hawaii Airports System Revenue, Call 07/01/35(a)(c)(e)(f)	5.50%	07/01/2054	6,985,000	7,460,679

Idaho - 0.6%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(a)(c)	5.50%	09/01/2053	1,000,000	991,684
Power County Industrial Development Corp., Call 09/08/26	6.45%	08/01/2032	1,500,000	1,504,582
				2,496,266

Illinois - 3.0%
Chicago Board of Education, GO, Call 09/08/26(a)	5.00%	12/01/2042	100,000	100,228
Chicago O’Hare International Airport, Call 01/01/27(a)	5.00%	01/01/2042	2,825,000	2,832,562
City of Burbank, Call 02/01/33(a)(c)	6.25%	02/01/2056	1,265,000	1,263,642
County of Cook, Call 01/01/35(a)	6.50%	01/01/2045	1,500,000	1,529,946
Illinois Finance Authority, Call 09/08/26	5.00%	11/15/2027	10,000	10,014
Illinois Finance Authority, Call 09/08/26(a)(b)	5.25%	05/15/2054	3,260,000	2,776,534
Illinois Finance Authority, Call 09/08/26(a)	5.50%	05/15/2054	760,000	671,822
Illinois Finance Authority, Call 08/01/32(a)(b)(c)	6.38%	08/01/2055	1,900,000	1,926,481
Illinois State Toll Highway Authority, Call 09/08/26	5.00%	01/01/2031	120,000	120,174
Upper Illinois River Valley Development Authority, Call 12/01/34(a)(c)	6.00%	12/01/2055	1,775,000	1,773,398
West Chicago Fire Protection District, GO, Call 09/08/26	5.00%	01/01/2033	100,000	100,088
				13,104,889
Indiana - 3.1%
City of Evansville, Call 09/13/26(a)	5.45%	01/01/2038	1,070,000	1,004,555
City of Fort Wayne, Call 09/08/26(a)	5.35%	01/01/2038	715,000	667,146
City of Lafayette, Call 09/08/26(a)	5.60%	01/01/2033	400,000	396,811
City of Lafayette, Call 09/08/26(a)	5.80%	01/01/2037	1,000,000	991,851
City of Mishawaka, Call 09/08/26(a)(c)	5.38%	01/01/2038	920,000	886,516
City of Valparaiso, Call 12/01/28(a)(c)	5.38%	12/01/2041	750,000	680,635
Indiana Housing & Community Development Authority, Call 09/08/26(a)	5.75%	01/01/2036	2,500,000	2,480,564
Indiana Housing & Community Development Authority, Call 09/08/26(a)	5.50%	01/01/2037	1,900,000	1,874,007
Indiana Housing & Community Development Authority, Call 01/01/33(a)	6.75%	01/01/2043	2,650,000	2,380,731
Town of Merrillville, Call 09/08/26(a)	5.75%	04/01/2036	945,000	927,233
Town of Whitestown, TAR, Call 09/01/35(a)(c)	6.00%	09/01/2050	1,085,000	1,076,664
				13,366,713
Iowa - 0.7%
Iowa Finance Authority, Call 08/29/26(a)	5.00%	05/15/2047	90,000	87,270
Iowa Finance Authority, Call 05/15/30(a)(b)	7.50%	05/15/2053	935,000	1,030,793
Iowa Finance Authority, Call 05/15/31(a)(b)	5.13%	05/15/2059	1,450,000	1,352,268
Iowa Finance Authority, Call 11/01/41(a)(c)	6.00%	11/01/2042	500,000	493,704
				2,964,035
Kansas - 2.7%
City of Wichita, Call 05/15/31(a)	5.75%	05/15/2045	225,000	225,050
City of Wichita, Call 06/01/32(a)	6.75%	06/01/2060	575,000	588,176
University of Kansas Hospital Authority, Call 03/01/36(a)(c)(e)(f)	5.50%	03/01/2054	10,000,000	10,724,200
				11,537,426
Kentucky - 2.1%
County of Warren, Call 04/01/34(a)	5.25%	04/01/2054	8,000,000	8,142,656
Kentucky Economic Development Finance Authority, Call 07/01/29(a)(b)	5.00%	07/01/2050	1,000,000	836,715
				8,979,371
Louisiana - 0.2%
Louisiana Public Facilities Authority, Call 07/01/33(a)(b)(c)	5.75%	07/01/2066	915,000	879,842

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Call 09/08/26(a)	5.00%	07/01/2044	115,000	115,040
Massachusetts Development Finance Agency, Call 12/01/31(a)(b)(c)	5.88%	12/01/2060	2,730,000	2,551,429
Massachusetts Development Finance Agency, Call 07/01/33(a)(b)	5.50%	07/01/2066	1,000,000	975,599
Massachusetts Development Finance Agency, Call 07/01/34(a)(b)(c)	5.00%	07/01/2060	1,000,000	921,423
				4,563,491

Michigan - 0.9%
Kalamazoo Economic Development Corp., Call 02/15/33(a)(c)	6.25%	08/15/2061	380,000	386,691
Michigan Strategic Fund, Call 09/08/26(a)	6.25%	11/15/2043	2,000,000	2,000,956
Michigan Strategic Fund, Call 10/01/31(b)(c)	5.50%	10/01/2053	1,000,000	1,005,115
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(d)	0.00%	06/01/2058	28,500,000	463,758
				3,856,520
Minnesota - 1.9%
City of Apple Valley, Call 09/01/33(a)(b)	5.50%	09/01/2055	525,000	533,877
City of Coon Rapids, Call 06/15/35(a)(b)	6.50%	06/15/2065	1,500,000	1,494,716
City of Eagan, Call 02/01/32(a)(b)(c)	6.25%	02/01/2045	250,000	251,696
City of Eagan, Call 02/01/32(a)(b)(c)	6.38%	02/01/2055	615,000	605,407
City of Eagan, Call 02/01/32(a)(b)(c)	6.50%	02/01/2065	1,100,000	1,082,533
City of Minneapolis, Call 07/01/31(a)	4.00%	07/01/2051	100,000	57,139
City of Rochester, Call 09/01/28(a)	5.38%	09/01/2050	2,030,000	1,514,428
City of Shakopee Senior Housing Revenue, Call 11/01/32(a)(b)	5.75%	11/01/2055	500,000	503,380
City of Shakopee Senior Housing Revenue, Call 11/01/32(a)	5.88%	11/01/2065	500,000	505,827
Housing & Redevelopment Authority of The City of St. Paul, Call 07/01/32(a)(b)	6.13%	07/01/2065	365,000	353,978
Housing & Redevelopment Authority of The City of St. Paul, Call 09/01/32(a)(b)	5.63%	09/01/2065	500,000	483,185
Lakes Area Economic Development Authority, Call 11/01/33(a)(b)	5.88%	11/01/2062	1,000,000	989,625
				8,375,791
Missouri - 1.0%
Health & Educational Facilities Authority of the State of Missouri, Call 09/08/26(a)	5.00%	11/15/2045	275,000	275,091
Health & Educational Facilities Authority of the State of Missouri, Call 09/08/26(a)	5.00%	11/15/2048	70,000	70,008
Kansas City Industrial Development Authority, Call 01/01/35(c)	6.00%	01/01/2048	570,000	579,787
Kirkwood Industrial Development Authority, Call 05/15/27(a)	5.25%	05/15/2050	1,000,000	945,494
Missouri Development Finance Board, Call 09/08/26	5.00%	06/01/2027	20,000	20,027
Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(a)	5.00%	11/01/2055	2,495,000	2,510,097
				4,400,504
Montana - 0.8%
City of Kalispell, Call 05/15/32(a)	6.00%	05/15/2060	250,000	253,475
Montana Facility Finance Authority, Call 07/01/33(a)(b)	6.75%	07/01/2058	2,360,000	2,381,114
Montana Facility Finance Authority, Call 11/15/33(a)(b)	6.13%	11/15/2061	800,000	801,764
				3,436,353
Nevada - 0.1%
City of Las Vegas NV Special Improvement District No 614, SA, Call 06/01/36(a)(b)	5.50%	06/01/2055	445,000	424,001

New Hampshire - 0.7%
New Hampshire Business Finance Authority, Call 12/01/26(c)	5.38%	12/01/2031	1,000,000	993,370
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.63%	04/01/2045	500,000	507,854
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.13%	04/01/2046	105,000	101,130
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.38%	04/01/2051	180,000	174,553
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.75%	04/01/2055	625,000	626,620
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.50%	04/01/2056	225,000	216,604
New Hampshire Business Finance Authority, Call 04/01/33(a)(b)	5.63%	04/01/2061	335,000	323,623
New Hampshire Health and Education Facilities Authority, Call 09/08/26(a)(b)	5.00%	08/01/2043	200,000	200,054
				3,143,808

New Mexico - 1.2%
Mesa Del Sol Public Improvement District No 1, Call 10/01/36(a)(c)	5.45%	10/01/2055	250,000	248,040
New Mexico Hospital Equipment Loan Council, Call 08/10/26, Put 08/08/26(a)(e)	3.05%	08/01/2034	5,000,000	5,000,000
				5,248,040
New York - 10.3%
Build NYC Resource Corp., Call 09/08/26(a)(b)	5.88%	07/01/2038	940,000	883,676
Dobbs Ferry Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2039	645,000	635,268
Dobbs Ferry Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2044	160,000	157,975
Hempstead Town Local Development Corp., Call 09/08/26(a)	5.00%	07/01/2044	2,200,000	2,193,743
Monroe County Industrial Development Corp., Call 07/01/34(a)(c)	5.00%	07/01/2059	1,000,000	855,284
New York City Housing Development Corp, HUD SECT 8, Call 05/01/32(a)	5.00%	05/01/2056	5,000,000	5,004,881
New York City Housing Development Corp., Call 05/01/33(a)	5.05%	11/01/2045	200,000	206,401
New York City Housing Development Corp., Call 05/01/33(a)	5.25%	11/01/2055	700,000	704,194
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35(a)(c)(e)(f)	5.50%	05/01/2050	8,000,000	8,618,080
New York Counties Tobacco Trust II, Call 09/08/26(a)(b)	5.75%	06/01/2043	90,000	91,634
New York Counties Tobacco Trust VI, Call 08/24/26(b)	3.75%	06/01/2045	195,000	136,822
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	300,000	196,415
New York Transportation Development Corp., Call 09/08/26(a)	5.25%	01/01/2050	3,295,000	3,291,577
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/2045	945,000	892,614
New York Transportation Development Corp., Call 06/30/33(a)	5.00%	06/30/2060	1,100,000	1,060,932
New York Transportation Development Corp., Call 06/30/34(a)	6.00%	06/30/2059	1,500,000	1,571,536
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	2,000,000	2,024,811
Ontario County Local Development Corp., Call 12/01/33(a)(c)	6.50%	12/01/2045	4,000,000	4,061,416
St. Lawrence County Industrial Development Agency, Call 09/08/26(a)	5.00%	07/01/2043	20,000	19,734
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	762,721
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34(a)	5.25%	05/15/2064	9,900,000	10,137,747
Westchester County Local Development Corp., Call 12/01/33(a)(b)(c)	6.50%	12/01/2065	1,300,000	1,341,627
				44,849,088
North Carolina - 3.2%
City of Charlotte NC Airport Revenue, Call 07/01/33(a)(c)(e)(f)	5.25%	07/01/2053	8,000,000	8,242,480
North Carolina Medical Care Commission, Call 09/01/31(a)	5.50%	09/01/2054	1,665,000	1,669,111
North Carolina Medical Care Commission, Call 05/01/33(a)(b)(c)	7.00%	11/01/2055	4,000,000	4,057,225
				13,968,816
Ohio - 10.7%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/2055	1,950,000	1,477,080
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(d)	0.00%	06/01/2057	15,000,000	1,000,007
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(a)(b)(c)	5.88%	01/01/2049	500,000	495,344
Columbus-Franklin County Finance Authority, Call 01/01/31(a)(c)	6.05%	01/01/2046	1,000,000	1,015,997
Columbus-Franklin County Finance Authority, Call 07/01/31(a)(c)	6.30%	01/01/2046	1,540,000	1,538,836
Columbus-Franklin County Finance Authority, Call 07/01/31(a)(c)	6.30%	01/01/2046	1,715,000	1,713,703
County of Cuyahoga OH, GO, Call 06/01/36(a)	5.50%	12/01/2061	8,000,000	8,547,706
Dayton-Montgomery County Port Authority, Call 01/01/31(a)(c)	6.63%	01/01/2045	1,150,000	1,210,253
Ohio Housing Finance Agency, Call 09/08/26(a)(c)	5.13%	01/01/2032	545,000	545,149
Ohio Housing Finance Agency, Call 01/01/30(a)(c)	6.00%	01/01/2045	1,000,000	1,014,376
Ohio Housing Finance Agency, Call 07/01/30(a)(c)	6.38%	01/01/2045	1,500,000	1,566,601
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.25%	01/01/2045	1,500,000	1,555,948
Ohio Housing Finance Agency, Call 01/01/31(a)	6.30%	01/01/2045	1,500,000	1,535,059
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.50%	01/01/2045	1,500,000	1,555,326
Ohio Housing Finance Agency, Call 01/01/31(a)(c)	6.10%	01/01/2046	1,675,000	1,707,796
Ohio Housing Finance Agency, Call 07/01/31(a)(c)	6.13%	01/01/2046	1,145,000	1,156,702
Ohio Housing Finance Agency, Call 07/01/31(a)(c)	6.13%	01/01/2046	1,420,000	1,434,513

Ohio Housing Finance Agency, Call 07/01/31(a)(c)	6.25%	01/01/2046	1,500,000	1,521,359
Ohio Housing Finance Agency, Call 07/01/31(a)(c)	6.38%	01/01/2046	1,475,000	1,474,674
Ohio Housing Finance Agency, GNMA, FNMA, FHLMC, Call 09/01/34(a)	5.00%	09/01/2056	500,000	499,646
Port of Greater Cincinnati Development Authority, Call 07/01/30(a)(c)	6.50%	01/01/2045	1,500,000	1,560,441
State of Ohio, AG, Call 09/08/26(a)	5.00%	12/31/2035	1,575,000	1,576,059
University of Akron/The, Call 09/08/26	5.00%	01/01/2028	235,000	235,321
Worthington City School District, GO, Call 12/01/32(a)	5.50%	12/01/2054	10,000,000	10,486,380
				46,424,276
Oklahoma - 0.2%
Tulsa County Industrial Authority, Call 07/01/33(a)(b)	5.25%	07/01/2046	825,000	788,829

Oregon - 0.0%(g)
Oregon State Facilities Authority, Call 08/29/26	5.00%	11/15/2028	20,000	20,087
Oregon State Facilities Authority, Call 08/29/26	5.00%	11/15/2029	110,000	110,475
				130,562
Pennsylvania - 2.4%
Allentown Commercial and Industrial Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2057	500,000	418,225
Chester Water Authority, Call 09/08/26	5.00%	12/01/2037	200,000	200,254
Lancaster County Hospital Authority, Call 09/08/26(a)(b)	5.00%	07/01/2045	50,000	49,919
Pennsylvania State University, Call 09/01/35(a)(c)(e)(f)	5.50%	09/01/2055	8,000,000	8,684,800
Philadelphia Authority for Industrial Development, Call 06/01/35(a)	6.25%	06/01/2055	1,000,000	1,056,119
				10,409,317
Puerto Rico - 0.4%
Children’s Trust Fund, Call 09/08/26(b)	5.50%	05/15/2039	235,000	238,416
Children’s Trust Fund, Call 09/08/26(b)	5.63%	05/15/2043	225,000	228,018
Children’s Trust Fund, Call 09/08/26(d)	0.00%	05/15/2050	5,000,000	986,659
Children’s Trust Fund, Call 09/08/26(d)	0.00%	05/15/2057	8,000,000	318,969
				1,772,062
Rhode Island - 0.1%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(a)	4.75%	10/01/2059	500,000	485,795

South Carolina - 3.5%
City of Goose Creek, SA, Call 10/01/30(a)(b)(c)	5.50%	10/01/2055	1,000,000	996,500
Medical University Hospital Authority, FHA INS, Call 11/15/32(a)	5.25%	11/15/2054	10,000,000	10,211,796
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2051	705,000	546,055
South Carolina Jobs-Economic Development Authority, Call 06/15/29(a)(c)	5.00%	06/15/2056	500,000	376,761
South Carolina Jobs-Economic Development Authority, Call 07/01/34(a)(b)(c)	6.38%	07/01/2066	2,500,000	2,447,007
South Carolina Jobs-Economic Development Authority, Call 11/15/34(a)	5.75%	11/15/2054	500,000	499,946
				15,078,065
Tennessee - 0.3%
Shelby County Health Educational & Housing Facilities Board, Call 09/08/26(a)	5.00%	12/01/2034	85,000	84,872
Shelby County Health Educational & Housing Facilities Board, Call 09/08/26(a)	5.25%	12/01/2044	1,125,000	1,085,708
				1,170,580

Texas - 18.9%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(a)(b)	4.25%	06/15/2059	850,000	740,915
City of Anna, SA, Call 09/15/33(a)(c)	5.50%	09/15/2055	625,000	628,128
City of Anna, SA, Call 09/15/36(a)(c)	5.70%	09/15/2056	500,000	493,983
City of Eagle Pass, SA, Call 09/01/36(a)(b)(c)	7.63%	09/01/2060	1,500,000	1,454,055
City of Eagle Pass, SA, Call 09/01/36(a)(b)(c)	7.63%	09/01/2060	920,000	891,820
City of Friendswood, SA, Call 09/15/34(a)	7.00%	09/15/2054	1,500,000	1,504,293
City of Houston Hotel Occupancy Tax & Special Revenue, AG, Call 09/01/36(a)	5.50%	09/01/2058	1,000,000	1,060,688
City of Houston Hotel Occupancy Tax & Special Revenue, AG, Call 09/01/36(a)	5.50%	09/01/2058	375,000	393,187
City of Lavon, SA, Call 09/15/35(a)	5.75%	09/15/2055	875,000	872,091
City of Lockhart, SA, Call 09/01/36(a)(c)	6.13%	09/01/2056	735,000	734,019
City of Lockhart, SA, Call 09/01/36(a)(c)	7.50%	09/01/2056	1,250,000	1,247,762
City of Mesquite, SA, Call 09/01/33(a)(c)	5.63%	09/01/2055	700,000	704,115
City of Mesquite, SA, Call 09/01/35(a)(c)	5.75%	09/01/2055	650,000	646,088
City of Princeton TX, SA, Call 09/01/34(a)(b)(c)	5.63%	09/01/2056	370,000	361,623
City of Royse City, SA, Call 09/15/33(a)	6.00%	09/15/2055	1,000,000	992,680
City of Terrell, SA, Call 09/15/35(a)(b)(c)	7.00%	09/15/2055	1,000,000	1,017,175
Clifton Higher Education Finance Corp., Call 09/08/26(a)	4.40%	12/01/2047	120,000	107,002
Clifton Higher Education Finance Corp., Call 08/15/34(a)(b)	6.00%	08/15/2055	3,000,000	2,906,990
County of Harris TX, GO, Call 09/15/36(a)	5.25%	09/15/2056	1,500,000	1,564,911
County of Medina, SA, Call 09/01/32(a)(c)	5.35%	09/01/2054	1,000,000	951,080
Eagle Mountain & Saginaw Independent School District, GO, Call 08/15/35(a)	5.00%	08/15/2055	10,000,000	10,247,026
Edinburg Local Government Finance Corp., AG, Call 09/08/26	5.00%	03/01/2027	40,000	40,045
Harris County Hospital District, GO, Call 02/15/36(a)	5.25%	02/15/2056	8,000,000	8,372,871
Irving Hospital Authority, Call 09/08/26(a)	5.00%	10/15/2044	280,000	274,170
New Hope Cultural Education Facilities Finance Corp., AG, Call 08/29/26(a)	5.00%	04/01/2046	130,000	128,149
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)	6.75%	07/01/2044	500,000	523,511
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(a)(b)	7.13%	07/01/2056	250,000	260,710
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2055	1,780,000	1,877,277
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(a)	6.50%	10/01/2060	1,430,000	1,502,885
New Hope Higher Education Finance Corp., Call 03/15/35(a)	5.00%	03/15/2055	845,000	858,123
Newark Higher Education Finance Corp, Call 08/15/33(a)(b)	6.00%	08/15/2056	1,380,000	1,327,259
Port of Port Arthur Navigation District, Call 08/10/26, Put 08/08/26(e)	3.05%	04/01/2040	5,800,000	5,800,000
Tarrant County Cultural Education Facilities Finance Corp., Call 09/08/26(a)	4.00%	05/15/2031	45,000	44,507
Texas Transportation Finance Corp., Call 10/01/35(a)	5.25%	10/01/2055	10,000,000	10,462,360
Travis County Development Authority, SA, Call 09/01/33(a)(b)	5.63%	09/01/2055	1,970,000	1,918,314
Travis County Development Authority, SA, Call 09/01/34(a)(c)	5.75%	09/01/2056	725,000	717,354
Travis County Healthcare District, GO, Call 03/01/35(a)(c)(e)(f)	5.25%	03/01/2055	8,000,000	8,440,880
Weatherford College of the Parker County Junior College District, Call 08/01/34(a)(b)	5.00%	08/01/2055	9,825,000	9,985,754
				82,053,800
Utah - 3.7%
High Star Ranch Infrastructure Financing District, SA, Call 03/01/31(a)(c)	6.25%	12/01/2055	1,000,000	1,007,977
Jordanelle Ridge Public Infrastructure District No 3, GO, Call 06/01/31(a)	6.25%	03/01/2057	1,075,000	759,710
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.25%	06/01/2055	650,000	680,728
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(a)(c)	6.75%	06/01/2055	1,000,000	875,475
NWQ Public Infrastructure District, GO, Call 12/01/30(a)(c)	6.13%	03/01/2056	1,375,000	1,382,888
Panorama Public Infrastructure District No. 1, GO, Call 12/01/30(a)(c)	6.25%	03/01/2055	1,500,000	1,509,169
Pine View Public Infrastructure District No. 2, SA, Call 03/01/31(a)(c)	6.25%	12/01/2055	1,000,000	1,009,182
Resort Core Public Infrastructure District No 1, GO, Call 06/01/31(a)	0.00%	03/01/2057	1,820,000	1,406,976
Resort Core Public Infrastructure District No 1, GO, Call 06/01/31(a)	5.88%	03/01/2057	2,500,000	2,530,442

South Salt Lake Redevelopment Agency, TAR, Call 04/15/30(a)(c)	6.25%	04/15/2046	560,000	570,012
Utah City West Public Infrastructure District No 1, SA, Call 06/01/31(a)	5.88%	12/01/2055	1,775,000	1,796,929
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(a)(c)	5.88%	03/01/2054	1,130,000	1,140,338
Wood Ranch Public Infrastructure District, SA, Call 06/01/31(a)(c)	5.88%	12/01/2055	1,250,000	1,263,083
				15,932,909
Virginia - 0.5%
Chesterfield County Health Center Commission, Call 07/01/33(a)	6.00%	07/01/2048	775,000	802,312
Virginia College Building Authority, Call 06/01/35(a)	6.00%	06/01/2055	1,245,000	1,289,584
				2,091,896
Washington - 1.5%
Washington Health Care Facilities Authority, Call 08/29/26	5.00%	07/01/2029	30,000	30,014
Washington Health Care Facilities Authority, Call 08/29/26(a)	5.00%	07/01/2038	500,000	500,010
Washington Health Care Facilities Authority, Call 09/08/26(a)	5.00%	10/01/2038	750,000	750,394
Washington Health Care Facilities Authority, Call 09/08/26(a)	5.00%	10/01/2041	645,000	645,124
Washington Health Care Facilities Authority, Call 09/08/26(a)	5.00%	10/01/2042	150,000	150,013
Washington Health Care Facilities Authority, Call 09/08/26(a)	5.00%	10/01/2044	610,000	610,061
Washington State Housing Finance Commission, BAM, Call 07/01/35(a)(b)(c)	5.25%	07/01/2055	1,000,000	1,008,337
Washington State Housing Finance Commission, Call 01/01/30(a)(b)(c)	5.88%	01/01/2059	250,000	243,651
Washington State Housing Finance Commission, Call 07/01/32(a)(b)(c)	6.38%	07/01/2060	1,500,000	1,507,036
Washington State Housing Finance Commission, Call 01/01/36(a)(b)	6.25%	01/01/2056	1,000,000	1,024,433
				6,469,073
West Virginia - 0.2%
City of Huntington, TAR, Call 06/01/32(a)(b)	5.50%	06/01/2049	300,000	297,622
City of Huntington, TAR, Call 06/01/32(a)(b)	5.63%	05/01/2050	475,000	470,473
				768,095
Wisconsin - 5.0%
Public Finance Authority, Call 12/15/26(c)	5.50%	12/15/2032	169,843	169,786
Public Finance Authority, Call 12/01/27(a)(c)	5.00%	12/01/2045	250,000	231,893
Public Finance Authority, Call 09/01/28(a)(b)(c)	5.75%	09/01/2035	250,000	257,809
Public Finance Authority, Call 09/01/28(a)(b)(c)	6.25%	09/01/2046	250,000	255,304
Public Finance Authority, Call 06/15/29(a)	5.00%	06/15/2039	485,000	486,420
Public Finance Authority, Call 06/15/29(a)(b)(c)	6.00%	06/15/2064	1,000,000	971,653
Public Finance Authority, Call 06/01/31(a)(b)	5.00%	06/01/2041	1,170,000	1,133,796
Public Finance Authority, Call 06/01/31(a)(b)	5.38%	06/01/2046	880,000	873,233
Public Finance Authority, Call 06/15/32(a)(b)	5.25%	06/15/2065	1,000,000	900,650
Public Finance Authority, Call 02/01/33(a)(c)	5.75%	02/01/2066	675,000	655,113
Public Finance Authority, Call 06/15/33(a)(b)(c)	6.75%	06/15/2055	250,000	246,840
Public Finance Authority, Call 06/15/33(a)(c)	7.00%	06/15/2065	550,000	550,103
Public Finance Authority, Call 07/01/33(a)(b)(c)	6.38%	07/01/2061	725,000	711,094
Public Finance Authority, Call 01/01/34(b)	5.75%	07/01/2062	4,324,344	4,443,612
Public Finance Authority, Call 04/01/35(a)(c)	6.45%	04/01/2060	1,000,000	971,263
Public Finance Authority, Call 06/30/35(a)	6.50%	12/31/2065	3,000,000	3,285,304
Public Finance Authority, Call 10/01/35(a)(b)(c)	6.00%	10/01/2060	500,000	488,993
Public Finance Authority, Call 12/01/36(a)(c)	6.00%	12/01/2050	480,000	488,459
Public Finance Authority, Call 12/01/36(a)(b)(c)	6.00%	12/01/2055	600,000	604,724
Wisconsin Health & Educational Facilities Authority, Call 04/01/29(a)	5.13%	04/01/2057	1,300,000	1,088,372
Wisconsin Health & Educational Facilities Authority, Call 06/01/33(a)(b)	5.50%	06/01/2061	2,400,000	2,376,153
Wisconsin Health & Educational Facilities Authority, Call 07/01/34(a)	6.63%	07/01/2060	650,000	680,478
				21,871,052

TOTAL MUNICIPAL BONDS & NOTES (Cost $497,863,508)				498,143,608

TOTAL INVESTMENTS - 114.6% (Cost $497,863,508)				$498,143,608
Floating Rate Note Obligations - (14.8)%(h)				(64,215,000)
Other Assets in Excess of Liabilities - 0.2%				897,515
TOTAL NET ASSETS - 100.0%				$434,826,123

Percentages are stated as a percent of net assets.
AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
PSF-
GTD	Permanent School Fund-Guaranteed
PSF	Public School Fund-Guaranteed
SA	Special Assessment
TAR	Tax Allocation Receipt

(a)	Sinkable security.

(b)	Fixed coupon bond issued at a discount.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $224,875,669 or 51.8% of the Fund’s net assets.

(d)	Zero coupon bond issued at a discount.

(e)	Adjustable rate security. Rate disclosed is as of July 31, 2026.

(f)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

(g)	Does not round to 0.1% or (0.1)%, as applicable.

(h)	Face value of Floating Rate Notes issued in TOB transactions.

Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary Products - 1.9%
Champion Homes, Inc.(a)	181,526	$14,451,285

Consumer Discretionary Services - 6.0%
Churchill Downs, Inc.	210,786	17,769,260
Life Time Group Holdings, Inc.(a)	353,166	15,927,787
Stride, Inc.(a)	148,339	11,910,138
		45,607,185
Consumer Staple Products - 2.5%
Primo Brands Corp.	847,776	19,244,515

Financial Services - 17.6%
BGC Group, Inc. - Class A	1,067,278	12,295,043
HA Sustainable Infrastructure Capital, Inc.	762,335	28,869,626
PJT Partners, Inc. - Class A	110,877	18,661,708
SEI Investments Co.	196,589	20,244,735
SLM Corp.	466,175	12,118,219
StepStone Group, Inc. - Class A	311,742	13,673,004
StoneX Group, Inc.(a)	372,572	28,527,800
		134,390,135
Health Care - 6.5%
Merit Medical Systems, Inc.(a)	151,222	12,855,382
Pediatrix Medical Group, Inc.(a)	481,650	12,768,542
RadNet, Inc.(a)	378,063	24,112,858
		49,736,782
Industrial Products - 16.4%
AAON, Inc.	206,407	18,382,607
CSW Industrials, Inc.	53,458	17,049,360
Ducommun, Inc.(a)	55,975	10,020,644
ESCO Technologies, Inc.	53,458	16,854,773
Mirion Technologies, Inc. - Class A(a)	755,974	11,324,490
Mueller Industries, Inc.	295,999	19,657,294
Nordson Corp.	58,406	17,392,139
RBC Bearings, Inc.(a)	25,147	13,863,793
		124,545,100

Industrial Services - 13.8%
Applied Industrial Technologies, Inc.	55,391	19,121,527
Casella Waste Systems, Inc. - Class A(a)	196,942	17,667,667
Everus Construction Group, Inc.(a)	63,874	8,011,716
Korn Ferry	263,856	21,707,433
MYR Group, Inc.(a)	30,273	10,087,569
UL Solutions, Inc. - Class A	156,498	14,341,477
WESCO International, Inc.	40,880	14,041,871
		104,979,260
Materials - 1.5%
Sensient Technologies Corp.	89,249	11,037,424

Media - 1.9%
Warner Music Group Corp. - Class A	554,525	14,395,469

Real Estate - 3.0%
Jones Lang LaSalle, Inc.(a)	63,577	22,571,742

Retail & Wholesale - Discretionary - 3.4%
FirstCash Holdings, Inc.	128,446	26,204,268

Retail & Wholesale - Staples - 5.0%
BJ’s Wholesale Club Holdings, Inc.(a)	217,326	21,250,136
Ollie’s Bargain Outlet Holdings, Inc.(a)	230,452	16,931,309
		38,181,445
Software & Tech Services - 4.9%
Calix, Inc.(a)	259,163	9,303,952
DigitalOcean Holdings, Inc.(a)	106,490	12,512,575
Q2 Holdings, Inc.(a)	249,289	15,174,221
		36,990,748
Tech Hardware & Semiconductors - 11.2%
Impinj, Inc.(a)	103,716	15,698,454
InterDigital, Inc.	73,289	22,340,319
Onto Innovation, Inc.(a)	52,540	13,585,793
Rambus, Inc.(a)	103,335	9,406,585
TD SYNNEX Corp.	94,524	24,169,787
		85,200,938

Utilities - 2.1%
ONE Gas, Inc.	210,057	16,310,926

TOTAL COMMON STOCKS (Cost $599,967,668)		743,847,222

TOTAL INVESTMENTS - 97.7% (Cost $599,967,668)		$743,847,222
U.S. Bank Money Market Deposit Account - 2.2%(b)		16,997,689
Other Assets in Excess of Liabilities - 0.1%		717,690
TOTAL NET ASSETS - 100.0%		$761,562,601

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 2.6%.

Statements of Assets and Liabilities

July 31, 2026

	Rockefeller California Municipal Bond ETF	Rockefeller Global Equity ETF	Rockefeller New York Municipal Bond ETF
ASSETS:
Investments, at value (cost $19,202,502, $447,080,763, and $29,823,820) (Note 2)	$19,224,475	$811,469,214	$29,938,670
Receivable for investments sold	264,093	–	–
Interest receivable	210,599	16,697	237,174
Cash	397	–	47,514
Cash equivalents	–	8,927,066	–
Dividends receivable	–	197,174	–
Foreign currency, at value (cost $7,645)	–	7,762	–
Dividend tax reclaim receivable	–	609,609	–
Total assets	19,699,564	821,227,522	30,223,358

LIABILITIES:
Payable for investments purchased	524,995	6,257,963	1,573,555
Loans payable	31,000	–	–
Payable to adviser (Note 4)	9,073	380,674	12,706
Payable for Floating Rate Note Obligations	–	–	750,000
Payable for interest expense and fees on Floating Rate
Note Obligations	–	–	8,098
Total liabilities	565,068	6,638,637	2,344,359
NET ASSETS	$19,134,496	$814,588,885	$27,878,999

NET ASSETS CONSISTS OF:
Paid-in capital	$19,810,094	$436,560,875	$28,037,616
Total distributable earnings/(accumulated losses)	(675,598)	378,028,010	(158,617)
Total Net Assets	$19,134,496	$814,588,885	$27,878,999

Net assets	$19,134,496	$814,588,885	$27,878,999
Shares issued and outstanding(a)	800,000	23,465,000	1,150,000
Net asset value per share	$23.92	$34.72	$24.24

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	Rockefeller Opportunistic Municipal Bond ETF	Rockefeller U.S. Small-Mid Cap ETF
ASSETS:
Investments, at value (cost $497,863,508 and $599,967,668) (Note 2)	$498,143,608	$743,847,222
Interest receivable	5,137,322	49,767
Cash	118,477	–
Cash equivalents	–	16,997,689
Receivable for investments sold	2,227,553	2,263,342
Dividends receivable	–	16,060
Total assets	505,626,960	763,174,080

LIABILITIES:
Payable for investments purchased	5,836,026	–
Payable to adviser (Note 4)	202,995	485,327
Fund shares redeemed	–	1,126,152
Payable for Floating Rate Note Obligations	64,215,000	–
Payable for interest expense and fees on Floating Rate Note Obligations	546,816	–
Total liabilities	70,800,837	1,611,479
NET ASSETS	$434,826,123	$761,562,601

NET ASSETS CONSISTS OF:
Paid-in capital	$436,197,415	$664,891,848
Total distributable earnings/(accumulated losses)	(1,371,292)	96,670,753
Total Net Assets	$434,826,123	$761,562,601

Net assets	$434,826,123	$761,562,601
Shares issued and outstanding(a)	17,400,000	27,050,000
Net asset value per share	$24.99	$28.15

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2026

	Rockefeller California Municipal Bond ETF	Rockefeller Global Equity ETF	Rockefeller New York Municipal Bond ETF

INVESTMENT INCOME:
Interest income	$799,853	$98,767	$1,072,791
Dividend income	–	12,093,918	–
Less: Dividend withholding taxes	–	(787,411)	–
Less: Issuance fees	–	(39,961)	–
Total investment income	799,853	11,365,313	1,072,791

EXPENSES:
Investment advisory fee (Note 4)	88,844	4,198,390	115,789
Interest expense	462	–	4
Tax expense	–	1,895	–
Interest expense and fees on Floating Rate Note Obligations	–	–	21,878
Total expenses	89,306	4,200,285	137,671
NET INVESTMENT INCOME (LOSS)	710,547	7,165,028	935,120

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(122,591)	14,651,010	(123,374)
In-kind redemptions	–	45,254,501	–
Foreign currency transactions	–	(16,662)	–
Net realized gain (loss)	(122,591)	59,888,849	(123,374)
Net change in unrealized appreciation (depreciation) on:
Investments	599,824	98,899,998	431,242
Foreign currency translations	–	117	–
Net change in unrealized appreciation (depreciation)	599,824	98,900,115	431,242
Net realized and unrealized gain (loss)	477,233	158,788,964	307,868
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,187,780	$165,953,992	$1,242,988

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2026

	Rockefeller Opportunistic Municipal Bond ETF	Rockefeller U.S. Small-Mid Cap ETF
INVESTMENT INCOME:
Interest income	$17,886,681	$561,439
Dividend income	–	5,923,049
Total investment income	17,886,681	6,484,488

EXPENSES:
Investment advisory fee (Note 4)	1,619,087	5,524,417
Interest expense	817	–
Interest expense and fees on Floating Rate Note Obligations	1,313,047	–
Total expenses	2,932,951	5,524,417
NET INVESTMENT INCOME (LOSS)	14,953,730	960,071

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,126,448	(35,479,901)
In-kind redemptions	–	94,172,556
Net realized gain (loss)	1,126,448	58,692,655
Net change in unrealized appreciation (depreciation) on:
Investments	5,692,621	9,006,148
Net change in unrealized appreciation (depreciation)	5,692,621	9,006,148
Net realized and unrealized gain (loss)	6,819,069	67,698,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,772,799	$68,658,874

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller California Municipal Bond ETF		Rockefeller Global Equity ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(b)(c)
OPERATIONS:
Net investment income (loss)	$710,547	$607,815	$7,165,028	$5,441,432
Net realized gain (loss)	(122,591)	(583,871)	59,888,849	67,479,759
Net change in unrealized appreciation (depreciation)	599,824	(577,851)	98,899,998	17,995,211
Net increase (decrease) in net assets resulting from operations	1,187,780	(553,907)	165,953,992	90,916,402

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(705,892)	(603,579)	(7,989,723)	(6,786,378)
Total distributions to shareholders	(705,892)	(603,579)	(7,989,723)	(6,786,378)

CAPITAL TRANSACTIONS:
Subscriptions	10,807,249	19,923,220	37,225,945	783,072,383
Redemptions	(8,504,765)	(2,415,610)	(90,962,355)	(156,850,639)
ETF transaction fees (Note 9)	–	–	–	9,258
Net increase (decrease) in net assets from capital transactions	2,302,484	17,507,610	(53,736,410)	626,231,002

NET INCREASE (DECREASE) IN NET ASSETS	2,784,372	16,350,124	104,227,859	710,361,026

NET ASSETS:
Beginning of the period	16,350,124	–	710,361,026	–
End of the period	$19,134,496	$16,350,124	$814,588,885	$710,361,026

SHARES TRANSACTIONS
Subscriptions	450,000	800,000	1,180,000	31,415,000
Redemptions	(350,000)	(100,000)	(2,890,000)	(6,240,000)
Total increase (decrease) in shares outstanding	100,000	700,000	(1,710,000)	25,175,000

(a)	Inception date of the Fund was August 12, 2024.

(b)	Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF. (See Note 3 in Notes to Financial Statements.)

(c)	Inception date of the Fund was October 25, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller New York Municipal Bond ETF		Rockefeller Opportunistic Municipal Bond ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$935,120	$297,108	$14,953,730	$6,034,541
Net realized gain (loss)	(123,374)	(160,681)	1,126,448	(2,907,005)
Net change in unrealized appreciation (depreciation)	431,242	(316,392)	5,692,621	(5,510,341)
Net increase (decrease) in net assets resulting from operations	1,242,988	(179,965)	21,772,799	(2,382,805)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(935,484)	(293,554)	(15,872,146)	(5,872,350)
Total distributions to shareholders	(935,484)	(293,554)	(15,872,146)	(5,872,350)

CAPITAL TRANSACTIONS:
Subscriptions	11,023,204	17,021,810	265,864,810	193,792,240
Redemptions	–	–	(12,631,010)	(10,053,460)
ETF transaction fees (Note 9)	–	–	139,248	68,797
Net increase (decrease) in net assets from capital transactions	11,023,204	17,021,810	253,373,048	183,807,577

NET INCREASE (DECREASE) IN NET ASSETS	11,330,708	16,548,291	259,273,701	175,552,422

NET ASSETS:
Beginning of the period	16,548,291	–	175,552,422	–
End of the period	$27,878,999	$16,548,291	$434,826,123	$175,552,422

SHARES TRANSACTIONS
Subscriptions	450,000	700,000	10,600,000	7,700,000
Redemptions	–	–	(500,000)	(400,000)
Total increase (decrease) in shares outstanding	450,000	700,000	10,100,000	7,300,000

(a) Inception date of the Fund was August 12, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in

Net Assets

	Rockefeller U.S. Small-Mid Cap ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)(b)
OPERATIONS:
Net investment income (loss)	$960,071	$(1,138,138)
Net realized gain (loss)	58,692,655	324,417,447
Net change in unrealized appreciation (depreciation)	9,006,148	(305,573,963)
Net increase (decrease) in net assets resulting from operations	68,658,874	17,705,346

CAPITAL TRANSACTIONS:
Subscriptions	146,311,040	1,276,314,600
Redemptions	(189,355,358)	(558,071,901)
Net increase (decrease) in net assets from capital transactions	(43,044,318)	718,242,699

NET INCREASE (DECREASE) IN NET ASSETS	25,614,556	735,948,045

NET ASSETS:
Beginning of the period	735,948,045	–
End of the period	$761,562,601	$735,948,045

SHARES TRANSACTIONS
Subscriptions	5,550,000	50,520,000
Redemptions	(7,150,000)	(21,870,000)
Total increase (decrease) in shares outstanding	(1,600,000)	28,650,000

(a)	Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF. (See Note 1 in Notes to Financial Statements.)

(b)	Inception date of the Fund was October 10, 2024.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS

Rockefeller New York Municipal Bond ETF
Year Ended July 31, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,242,988
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(29,898,726)
Proceeds from disposition on investment securities	17,697,181
Amortization of premium and accretion of discount on investments, net	15,521
Net realized (gain)/loss on:
Investments	123,374
Net change in unrealized (appreciation)/depreciation on:
Investments	(431,242)
(Increase)/Decrease in assets:
Interest receivable	(93,949)
Increase/(Decrease) in liabilities:
Payable for investments purchased	522,575
Payable for interest expense and fees on Floating Rate Note Obligations	8,098
Payable to adviser	4,934
Net cash provided by (used in) operating activities	(10,809,246)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	11,023,204
Redemptions	-
ETF transaction fees	-
Net proceeds from floating rate note obligations, net of change in receivable from
tender option bond trust	750,000
Net payments on floating rate note obligations, net of change in payable to tender option bond trust
Cash distributions paid to shareholders	(935,484)
Net cash provided by (used in) financing activities	10,837,720

Net change in cash and cash equivalents	28,474
Cash and cash equivalents, beginning of period	19,040
Cash and cash equivalents, end of period	$47,514

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense and fees on floating rate note obligations	$13,780

STATEMENT OF CASH FLOWS

Rockefeller Opportunistic Municipal Bond ETF
Year Ended July 31, 2026
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$21,772,799
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(567,358,018)
Proceeds from disposition on investment securities	288,613,856
Amortization of premium and accretion of discount on investments, net	(829,905)
Net realized (gain)/loss on:
Investments	(1,126,448)
Net change in unrealized (appreciation)/depreciation on:
Investments	(5,692,621)
(Increase)/Decrease in assets:
Interest receivable	(2,867,365)
Receivable for investments sold	6,787,827
Increase/(Decrease) in liabilities:
Payable for investments purchased	(8,982,392)
Payable for interest expense and fees on Floating Rate Note Obligations	422,456
Payable to adviser	121,386
Net cash provided by (used in) operating activities	(269,138,425)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	265,864,810
Redemptions	(12,631,010)
ETF transaction fees	139,248
Net proceeds from floating rate note obligations, net of change in receivable from
tender option bond trust	38,235,000
Net payments on floating rate note obligations, net of change in payable to
tender option bond trust	(6,592,477)
Cash distributions paid to shareholders	(15,872,146)
Net cash provided by (used in) financing activities	269,143,425

Net change in cash and cash equivalents	5,000
Cash and cash equivalents, beginning of period	113,477
Cash and cash equivalents, end of period	$118,477

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense and fees on floating rate note obligations	$766,231

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller California Municipal Bond ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)

PER SHARE DATA:

Net asset value, beginning of period	$23.36	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.06	0.97
Net realized and unrealized gain (loss)(c)	0.56	(1.70)
Total from investment operations	1.62	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	(0.91)
Total distributions	(1.06)	(0.91)

Net asset value, end of period	$23.92	$23.36
TOTAL RETURN(d)	7.00%	(3.01)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,134	$16,350
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.55%	0.55%
After Investment Advisory Fees waived(e)	0.55%	0.51%(f)
Ratio of interest expense to average net assets(e)	0.00%(h)	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.55%	0.51%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	4.40%	4.05%
After Investment Advisory Fees waived(e)	4.40%	4.09%(f)
Portfolio turnover rate(d)(g)	146%	234%

(a)	Inception date of the Fund was August 12, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Fee waiver of 0.11% in effect through December 31, 2024.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller Global Equity ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.22	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.29	0.21
Net realized and unrealized gain (loss)(c)	6.54	3.27
Total from investment operations	6.83	3.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.21)
Net realized gains	–	(0.05)
Total distributions	(0.33)	(0.26)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	0.00(d)
Net asset value, end of period	$34.72	$28.22
TOTAL RETURN(e)	24.33%	14.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$814,589	$710,361
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of tax expense to average net assets(f)	0.00%(g)	–%
Ratio of net investment income to average net assets(f)	0.93%	1.04%
Portfolio turnover rate(e)(h)	13%	16%

(a)	Inception date of the Fund was October 25, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller New York Municipal Bond ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.64	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.09	0.99
Net realized and unrealized gain (loss)(c)	0.57	(1.46)
Total from investment operations	1.66	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	(0.89)
Total distributions	(1.06)	(0.89)

Net asset value, end of period	$24.24	$23.64
TOTAL RETURN(d)	7.10%	(1.98)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,879	$16,548
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.65%	0.55%
After Investment Advisory Fees waived(e)	0.65%	0.53%(f)
Ratio of interest expense to average net assets(e)	0.10%	0.00%(h)
Ratio of operational expenses to average net assets excluding interest expense(e)	0.55%	0.53%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	4.44%	4.22%
After Investment Advisory Fees waived(e)	4.44%	4.24%(f)
Portfolio turnover rate(d)(g)	80%	276%

(a)	Inception date of the Fund was August 12, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Fee waiver of 0.11% in effect through December 31, 2024.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller Opportunistic Municipal Bond ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.05	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.27	1.26
Net realized and unrealized gain (loss)(c)	0.97	(1.15)
Total from investment operations	2.24	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(1.31)	(1.06)
Total distributions	(1.31)	(1.06)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$24.99	$24.05
TOTAL RETURN(e)	9.47%	0.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$434,826	$175,552
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	1.00%	0.80%
After Investment Advisory Fees waived(f)	1.00%	0.77%(g)
Ratio of interest expense to average net assets(e)	0.45%	0.25%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.55%	0.52%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	5.08%	5.21%
After Investment Advisory Fees waived(f)	5.08%	5.23%(g)
Portfolio turnover rate(e)(h)	84%	238%

(a)	Inception date of the Fund was August 12, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Fee waiver of 0.11% in effect through December 31, 2024.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller U.S. Small-Mid Cap ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.69	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02	(0.04)
Net realized and unrealized gain (loss)(c)	2.44	0.73
Total from investment operations	2.46	0.69

Net asset value, end of period	$28.15	$25.69
TOTAL RETURN(d)	9.60%	2.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$761,563	$735,948
Ratio of expenses to average net assets(e)	0.75%	0.75%
Ratio of net investment income to average net assets(e)	0.08%	(0.19)%
Portfolio turnover rate(d)(f)	60%	86%

(a)	Inception date of the Fund was October 10, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026

NOTE 1 - ORGANIZATION

The Rockefeller ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”), except for the Rockefeller Global Equity ETF, which is a diversified series. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Rockefeller Asset Management, a division of Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Rockefeller California Municipal Bond ETF (the “RMCA ETF”)	August 12, 2024
Rockefeller Global Equity ETF (the “RGEF ETF”)	October 25, 2024
Rockefeller New York Municipal Bond ETF (the “RMNY ETF”)	August 12, 2024
Rockefeller Opportunistic Municipal Bond ETF (the “RMOP ETF”)	August 12, 2024
Rockefeller U.S. Small-Mid Cap ETF (the “RSMC ETF”)	October 10, 2024

Effective October 24, 2024, the Rockefeller Global Equity Fund I, L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. (the “RGEF Predecessor Accounts”, and each a “Predecessor Account”) were reorganized into the RGEF ETF, a series of the Trust, by transferring all of the Predecessor Accounts’ assets to the Fund in exchange solely for shares of the Fund.

Effective October 9, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. (the “RSMC Predecessor Accounts”, and each a “Predecessor Accounts”) were reorganized into the RSMC ETF, a series of the Trust, by transferring all of the Predecessor Accounts’ assets to the Fund in exchange solely for shares of the Fund.

The Acquiring Funds have substantially similar investment objectives and substantially similar principal investment strategies as the RGEF Predecessor Accounts and the RSMC Predecessor Accounts.

The RMCA ETF’s investment objective is to seek income exempt from U.S. federal and California state income tax.

The RGEF ETF’s investment objective is to seek long-term growth of capital.

The RMNY ETF’s investment objective is to seek to provide income exempt from Federal and New York state income taxes.

The RMOP ETF’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.

The RSMC ETF’s investment objective is to seek long-term growth of capital.

Notes to Financial Statements

July 31, 2026

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to Financial Statements

July 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2026:

RMCA ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds & Notes	$–	$19,224,475	$–	$19,224,475
Total Investments	$–	$19,224,475	$–	$19,224,475

RGEF ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$811,469,214	$–	$–	$811,469,214
Total Investments	$811,469,214	$–	$–	$811,469,214

RMNY ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds & Notes	$–	$29,938,670	$–	$29,938,670
Total Investments	$–	$29,938,670	$–	$29,938,670

RMOP ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds & Notes	$–	$498,143,608	$–	$498,143,608
Total Investments	$–	$498,143,608	$–	$498,143,608

RSMC ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$743,847,222	$–	$–	$743,847,222
Total Investments	$743,847,222	$–	$–	$743,847,222

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

July 31, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the RMCA ETF, RMNY ETF, and RMOP ETF are declared and paid monthly, for the RGEF ETF is declared and paid quarterly, and for the RSMC ETF is declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

July 31, 2026

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Tender Option Bonds: The RMCA ETF, RMNY ETF and RMOP ETF may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which a Fund, or an agent on behalf of a Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to a Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. Each Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. RMOP ETF has the ability to expose up to 35% of its total assets to the effects of leverage from these investments. RMNY ETF and RMCA ETF has the ability to expose up to 25% of its total assets to the effects of leverage from these investments.

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead each Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund- sponsored TOBs, each Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. Each Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, each Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that each Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Notes to Financial Statements

July 31, 2026

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from each Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to each Fund. Each Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). Each Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide each Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to each Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for each Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by each Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within each Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, each Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of each Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, each Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to each Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not each Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, each Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Notes to Financial Statements

July 31, 2026

Each Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of each Fund and are presented in each Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to liquidity, remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to “Interest expense and fees on floating rate note obligations” in the Statement of Operations.

At July 31, 2026, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

	Underlying Securities	Liability for Floating
	Transferred to TOB Issuers	Rate Note Obligations
RMNY ETF	$ 1,077,260	$ 750,000
RMOP ETF	90,850,375	64,215,000

During the year ended July 31, 2026, the Funds’ average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Floating Rate Note	Annualized Daily Weighted
	Obligations Outstanding	Average Interest Rate
RMNY ETF	$ 750,000	3.01%
RMOP ETF	44,328,740	2.96%

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemption in kind. For the year ended July 31, 2026, the following adjustments were made:

		Total Distributable
		Earnings/
Fund	Paid-In Capital	(Accumulated Losses)
RMCA ETF	$–	$–
RGEF ETF	45,252,294	(45,252,294)
RMNY ETF	(6,992)	6,992
RMOP ETF	(1,047,582)	1,047,582
RSMC ETF	93,733,452	(93,733,452)

Notes to Financial Statements

July 31, 2026

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Distressed Securities Risks (RMOP ETF Only). The Fund’s investment in distressed municipal bonds carries significant risks. These securities, including loans, loan participations, bonds, notes, non -performing and sub-performing mortgage loans, are often unrated, lower-rated, in default, or near default. Many of these securities are not publicly traded and may lack liquidity. Consequently, their prices can experience extreme volatility. Distressed companies’ securities are more prone to becoming worthless compared to those of financially stable companies. Evaluating the value of these instruments can be challenging, potentially leading to the Fund losing all or a significant portion of its investment. Given the weak financial condition of issuers of distressed securities, defaults are common, potentially resulting in the Fund losing its entire investment.

Equity Market Risk (RGEF and RSMC ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Focused Portfolio Risk (RSMC ETF Only). The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Foreign Securities Risk (RGEF ETF Only) . Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries.

Notes to Financial Statements

July 31, 2026

Interest Rate Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income-securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

Jurisdiction Specific Risks (RMCA ETF, RMNY ETF, and RMOP ETF Only).

●	California State-Specific Risk (RMCA ETF Only). The Fund’s concentration in California Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. In particular, tax revenues in California may be significantly impacted by downtrends in certain industries that are predominant in the state, such as its technology industry. California has also seen recent outflows in population which could impact its tax revenues and budget management.

●	New York State-Specific Risk (RMNY ETF Only). The Fund’s concentration in New York Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. In particular, tax revenues in New York may be significantly impacted by downtrends in certain industries that are predominant in the state, such as the finance industry. New York has also seen recent outflows in population which could impact its tax revenues and budget management.

●	Puerto Rico-Specific Risk. The Fund's may have significant investments in municipal bonds issued by Puerto Rico or its instrumentalities, which may expose the Fund's to the risk that it may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal obligations. The Puerto Rico Oversight, Management, and Economic Stability Act of 2016 (PROMESA) allows Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, which could also impact the value of the Fund’s investments in Puerto Rico municipal securities.

Notes to Financial Statements

July 31, 2026

Market Capitalization Risks (RGEF ETF and RSMC ETF Only).

●	Large-Capitalization Investing (RGEF ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Municipal Securities Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to Financial Statements

July 31, 2026

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RMCA ETF	0.55%
RGEF ETF	0.55%
RMNY ETF	0.55%
RMOP ETF	0.55%
RSMC ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the years ended July 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds.

Notes to Financial Statements

July 31, 2026

Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

July 31, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
RMCA ETF	$25,577,787	$23,643,759
RGEF ETF	131,316,141	96,523,579
RMNY ETF	29,898,726	17,697,181
RMOP ETF	567,358,018	288,613,856
RSMC ETF	553,878,704	425,730,924

For the period ended, there were no purchases or sales of long-term U.S. government securities.

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RMCA ETF	$ –	$ –
RGEF ETF	–	89,376,366
RMNY ETF	–	–
RMOP ETF	–	–
RSMC ETF	10,963,785	185,955,785

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2026 were as follows:

Distributions paid from:	July 31, 2026	July 31, 2025
RMCA ETF
Ordinary Income	$5,872	$6,573
Tax Exempt Income	700,020	597,006

RGEF ETF
Ordinary Income	$7,060,089	$5,432,372
Long-Term Capital Gains	929,634	1,363,006

RMNY ETF
Ordinary Income	$8,551	$2,705
Tax Exempt Income	926,933	290,849

RMOP ETF
Ordinary Income	$309,044	$63,073
Tax Exempt Income	15,563,102	5,809,277

RSMC ETF
Ordinary Income	$–	$-
Tax Exempt Income	–	-

Notes to Financial Statements

July 31, 2026

As of the fiscal year ended July 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RMCA ETF	RGEF ETF	RMNY ETF	RMOP ETF	RSMC ETF
Cost of investments(a)	$ 19,202,502	$ 447,123,249	$ 29,073,820	$ 433,651,922	$ 604,192,408
Gross tax unrealized appreciation	236,806	374,082,507	306,788	5,984,793	173,403,386
Gross tax unrealized depreciation	(214,833)	(9,736,542)	(191,938)	(5,708,107)	(33,748,572)
Net tax unrealized appreciation (depreciation)	21,973	364,345,965	114,850	276,686	139,654,814
Undistributed ordinary income (loss)	8,901	–	10,592	129,210	–
Undistributed long-term capital gain (loss)	–	13,670,502	–	–	–
Other accumulated gain (loss)	(706,472)	11,543	(284,059)	(1,777,188)	(42,984,061)
Total distributable earnings/(accumulated losses)	$ (675,598)	$ 378,028,010	$ (158,617)	$ (1,371,292)	$ 96,670,753

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales and floating rate note obligations.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended July 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of July 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
RMCA ETF	$516,393	$190,079
RGEF ETF	–	–
RMNY ETF	229,595	54,463
RMOP ETF	1,777,186	–
RSMC ETF	42,984,062	–

Notes to Financial Statements

July 31, 2026

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended July 31, 2026, were as follows:

	RMCA ETF	RMNY ETF	RMOP ETF
Maximum available credit	$ 15,000,000	$ 15,000,000	$ 15,000,000
Largest amount outstanding on an individual day	527,000	23,000	3,367,000
Average daily loan outstanding when in use	201,615	23,000	804,375
Credit facility outstanding as of July 31, 2026	31,000	–	–
Average interest rate, when in use	6.33%	6.25%	6.03%
Interest rate terms	Prime - 1%	Prime - 1%	Prime - 1%
Interest rate as of July 31, 2026	5.75%	5.75%	5.75%
Expiration date	August 3, 2026	August 3, 2026	August 3, 2026

Interest expense incurred for the period ended July 31, 2026 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the RMCA ETF, the RMNY ETF, the RMOP ETF, and the RSMC ETF, and $500 for the RGEF ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to Financial Statements

July 31, 2026

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rockefeller ETFs and

Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Funds listed below (the “Funds”), each a series of Tidal Trust III, as of July 31, 2026, the related statements of operations, cash flows (as applicable), and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows (as applicable)	Statements of Changes in Net Assets	Financial Highlights
Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, and Rockefeller Opportunistic Municipal Bond ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from August 12, 2024 (commencement of operations) through July 31, 2025
Rockefeller Global Equity ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from October 25, 2024 (commencement of operations) through July 31, 2025
Rockefeller U.S. Small-Mid Cap ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from October 10, 2024 (commencement of operations) through July 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and tender option bond trust administrators; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one of more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2026

Other Non-Audited Information

July 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended July 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

RMCA ETF	0.00%
RGEF ETF	100.00%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2026, was as follows:

RMCA ETF	0.00%
RGEF ETF	45.55%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2026, was as follows:

RMCA ETF	0.00%
RGEF ETF	0.00%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by each Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreements (each an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF (“collectively, the “Funds” and, separately, each a “Fund”)

●	the Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and Rockefeller Global Investment Management;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the executive session of the Independent Trustees held on May 8, 2026 and the meetings held on June 10-11, 2026. Among other things, each of the Adviser and Sub- Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

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The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and the sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the majority of the Funds were relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of February 27, 2026, is provided below:

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For Rockefeller Global Equity ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Rockefeller California Municipal Bond ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Rockefeller New York Municipal Bond ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Rockefeller Opportunistic Municipal Bond ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Rockefeller U.S. Small-Mid Cap ETF, the Board noted that the Fund had underperformed the peer group median for the one- and three-year periods.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” To the extent applicable, the Board also considered fees charged to any similarly managed funds or accounts by the Adviser.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

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For Rockefeller Global Equity ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group average.

For Rockefeller California Municipal Bond ETF, the Board noted that the Fund’s unitary fee was above the peer group average and the net expense ratio was below the peer group average.

For Rockefeller New York Municipal Bond ETF, the Board noted that the Fund’s unitary fee was above the peer group average and the net expense ratio was below the peer group average.

For Rockefeller Opportunistic Municipal Bond ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group average.

For Rockefeller U.S. Small-Mid Cap ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group average.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to the sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. To the extent applicable, the Board also considered fees charged to any similarly managed funds or accounts by the Sub-Adviser. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to the sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

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Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2026

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